Portfolio of Investments January 31, 2025
Core Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 2.4%
1,613,936 General Motors Co $ 79,825,275
204,079 (a) Tesla, Inc 82,570,363
TOTAL AUTOMOBILES & COMPONENTS 162,395,638
BANKS - 1.8%
1,516,979 Citigroup, Inc 123,527,600
TOTAL BANKS 123,527,600
CAPITAL GOODS - 5.4%
346,075 (a) Builders FirstSource, Inc 57,891,426
464,651 Dover Corp 94,640,116
425,803 Honeywell International, Inc 95,260,647
163,055 United Rentals, Inc 123,605,473
TOTAL CAPITAL GOODS 371,397,662
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.6%
1,468,625 (a) Amazon.com, Inc 349,062,790
411,531 Home Depot, Inc 169,542,541
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 518,605,331
CONSUMER DURABLES & APPAREL - 1.8%
429,601 DR Horton, Inc 60,960,382
555,811 Pulte Homes, Inc 63,240,175
TOTAL CONSUMER DURABLES & APPAREL 124,200,557
CONSUMER SERVICES - 1.5%
389,774 Royal Caribbean Cruises Ltd 103,913,748
TOTAL CONSUMER SERVICES 103,913,748
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.9%
116,086 Costco Wholesale Corp 113,750,350
2,294,516 Walmart, Inc 225,229,690
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 338,980,040
ENERGY - 3.5%
607,354 Chevron Corp 90,611,143
522,971 EOG Resources, Inc 65,784,522
614,711 Valero Energy Corp 81,756,563
TOTAL ENERGY 238,152,228
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
425,977 Simon Property Group, Inc 74,060,361
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 74,060,361
FINANCIAL SERVICES - 13.3%
343,979 American Express Co 109,196,134
225,236 Ameriprise Financial, Inc 122,384,233
423,425 Apollo Global Management, Inc 72,397,206
2,373,128 Bank of New York Mellon Corp 203,922,889
363,941 Blackstone, Inc 64,457,591
432,060 (a) Fiserv, Inc 93,342,242
207,058 Mastercard, Inc (Class A) 115,006,225
392,477 Visa, Inc (Class A) 134,148,639
TOTAL FINANCIAL SERVICES 914,855,159
HEALTH CARE EQUIPMENT & SERVICES - 7.5%
1,458,017 (a) Boston Scientific Corp 149,242,620
252,325 Cigna Group 74,236,538
325,297 HCA, Inc 107,318,733
485,713 (a) Tenet Healthcare Corp 68,432,105
215,254 UnitedHealth Group, Inc 116,773,143
TOTAL HEALTH CARE EQUIPMENT & SERVICES 516,003,139
INSURANCE - 3.6%
380,855 Allstate Corp 73,249,842
214,125 Aon plc 79,401,833

Core Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
1,014,755 Arch Capital Group Ltd $ 94,443,248
TOTAL INSURANCE 247,094,923
MATERIALS - 1.3%
194,132 (a) Linde plc 86,606,168
TOTAL MATERIALS 86,606,168
MEDIA & ENTERTAINMENT - 8.4%
670,812 Alphabet, Inc 137,918,947
815,474 Alphabet, Inc (Class A) 166,373,006
390,488 Meta Platforms, Inc 269,116,520
TOTAL MEDIA & ENTERTAINMENT 573,408,473
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
1,375,863 Merck & Co, Inc 135,962,782
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 135,962,782
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.6%
950,829 Broadcom, Inc 210,389,933
3,703,861 Nvidia Corp 444,722,590
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 655,112,523
SOFTWARE & SERVICES - 11.1%
1,819,657 Gen Digital, Inc 48,966,970
363,642 (a) GoDaddy, Inc 77,328,471
1,120,035 Microsoft Corp 464,881,727
540,641 Oracle Corp 91,941,408
78,075 (a) ServiceNow, Inc 79,510,019
TOTAL SOFTWARE & SERVICES 762,628,595
TECHNOLOGY HARDWARE & EQUIPMENT - 8.5%
1,775,923 Apple, Inc 419,117,828
1,017,451 (a) Arista Networks, Inc 117,240,879
418,097 Dell Technologies, Inc 43,314,849
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 579,673,556
UTILITIES - 4.0%
1,080,582 Alliant Energy Corp 63,624,668
721,592 American Electric Power Co, Inc 70,975,789
1,967,158 NextEra Energy, Inc 140,769,827
TOTAL UTILITIES 275,370,284
TOTAL COMMON STOCKS
(Cost $3,987,646,318) 6,801,948,767
TOTAL LONG-TERM INVESTMENTS
(Cost $3,987,646,318) 6,801,948,767
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Home Loan Bank Discount Notes 0 .000% 03/21/25 4,971,416
TOTAL GOVERNMENT AGENCY DEBT 4,971,416
REPURCHASE AGREEMENT - 0.3%
24,141,000 (b) Fixed Income Clearing Corporation 4 .340 02/03/25 24,141,000
TOTAL REPURCHASE AGREEMENT 24,141,000
TREASURY DEBT - 0.4%
10,000,000 United States Treasury Bill 0 .000 03/06/25 9,963,446
15,000,000 United States Treasury Bill- When Issued 0 .000 02/25/25 14,961,054
TOTAL TREASURY DEBT 24,924,500
TOTAL SHORT-TERM INVESTMENTS
(Cost $54,031,065) 54,036,916
TOTAL INVESTMENTS - 100.1%
(Cost $4,041,677,383) 6,855,985,683
OTHER ASSETS & LIABILITIES, NET - (0.1)% (4,957,317)
NET ASSETS - 100.0% $ 6,851,028,366

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $24,149,731 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 6/15/27, valued at $24,623,954.
Fund Level 1 Level 2 Level 3 Total
Core Equity
Long-Term Investments
:
Common stocks $6,801,948,767 $— $— $6,801,948,767
Short-Term Investments
:
Government agency debt — 4,971,416 — 4,971,416
Repurchase agreement — 24,141,000 — 24,141,000
Treasury debt — 24,924,500 — 24,924,500
Total $6,801,948,767 $54,036,916 $— $6,855,985,683
1 1 1 1 1

Large Cap Growth
Portfolio of Investments January 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 2.9%
461,211 (a) Tesla, Inc $ 186,605,971
TOTAL AUTOMOBILES & COMPONENTS 186,605,971
CAPITAL GOODS - 1.8%
387,796 (a) Boeing Co 68,453,750
153,528 Quanta Services, Inc 47,226,748
TOTAL CAPITAL GOODS 115,680,498
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
550,596 Experian Group Ltd 27,122,151
136,008 Verisk Analytics, Inc 39,094,140
290,170 Waste Connections, Inc 53,324,541
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 119,540,832
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 13.5%
3,424,810 (a) Amazon.com, Inc 814,008,841
478,211 TJX Cos, Inc 59,675,950
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 873,684,791
CONSUMER DURABLES & APPAREL - 0.8%
3,299 (a) NVR, Inc 26,445,378
3,363,700 PRADA S.p.A 26,968,606
TOTAL CONSUMER DURABLES & APPAREL 53,413,984
CONSUMER SERVICES - 4.6%
17,636 Booking Holdings, Inc 83,551,608
4,075,010 (a) Carnival Corp 112,755,527
155,695 (a) Flutter Entertainment plc 41,752,854
24,376 (a) Flutter Entertainment plc 6,507,661
505,777 Starbucks Corp 54,462,067
TOTAL CONSUMER SERVICES 299,029,717
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
67,784 Costco Wholesale Corp 66,420,186
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 66,420,186
FINANCIAL SERVICES - 6.0%
38,345 (a),(b) Adyen NV 61,893,320
3,133,698 (a) Grab Holdings Ltd 14,352,337
238,569 KKR & Co, Inc 39,857,723
676,530 (a) PayPal Holdings, Inc 59,927,027
1,576,245 (a) Rocket Cos, Inc 19,860,687
568,875 Visa, Inc (Class A) 194,441,475
TOTAL FINANCIAL SERVICES 390,332,569
FOOD, BEVERAGE & TOBACCO - 0.4%
492,227 (a) Monster Beverage Corp 23,976,377
TOTAL FOOD, BEVERAGE & TOBACCO 23,976,377
HEALTH CARE EQUIPMENT & SERVICES - 4.9%
143,468 (a) Align Technology, Inc 31,435,273
830,542 (a) DexCom, Inc 72,115,962
177,111 (a) Intuitive Surgical, Inc 101,286,239
137,030 UnitedHealth Group, Inc 74,337,405
175,612 (a) Veeva Systems, Inc 40,963,255
TOTAL HEALTH CARE EQUIPMENT & SERVICES 320,138,134
INSURANCE - 1.9%
503,212 Progressive Corp 124,011,565
TOTAL INSURANCE 124,011,565
MEDIA & ENTERTAINMENT - 14.3%
2,369,100 Alphabet, Inc 487,086,960
519,134 (a) Liberty Media Corp-Liberty Formula One (Class C) 49,681,124
561,841 Match Group, Inc 20,057,723
463,971 Meta Platforms, Inc 319,759,534

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
423,080 Walt Disney Co $ 47,833,425
TOTAL MEDIA & ENTERTAINMENT 924,418,766
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
61,789 Eli Lilly & Co 50,115,822
849,847 Novo Nordisk A.S. 71,747,996
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 121,863,818
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.5%
288,215 Applied Materials, Inc 51,979,575
1,380,355 Broadcom, Inc 305,431,151
323,632 Marvell Technology, Inc 36,525,108
4,667,562 Nvidia Corp 560,434,169
1,426,000 Taiwan Semiconductor Manufacturing Co Ltd 47,590,020
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,001,960,023
SOFTWARE & SERVICES - 20.0%
219,440 (a) Atlassian Corp Ltd 67,319,803
130,841 (a) Crowdstrike Holdings, Inc 52,083,877
55,220 Intuit, Inc 33,215,382
1,633,445 Microsoft Corp 677,977,682
305,490 (a) Palo Alto Networks, Inc 56,338,466
122,733 Roper Industries, Inc 70,651,252
439,139 Salesforce, Inc 150,053,796
84,424 (a) ServiceNow, Inc 85,975,713
335,819 (a) Snowflake, Inc 60,954,507
151,657 (a) Workday, Inc 39,743,233
TOTAL SOFTWARE & SERVICES 1,294,313,711
TECHNOLOGY HARDWARE & EQUIPMENT - 7.1%
1,831,392 Apple, Inc 432,208,512
239,993 (a) Arista Networks, Inc 27,654,393
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 459,862,905
TRANSPORTATION - 0.5%
485,430 (a) Uber Technologies, Inc 32,450,995
TOTAL TRANSPORTATION 32,450,995
UTILITIES - 0.6%
123,762 Constellation Energy Corp 37,126,125
TOTAL UTILITIES 37,126,125
TOTAL COMMON STOCKS
(Cost $2,451,590,076) 6,444,830,967
TOTAL LONG-TERM INVESTMENTS
(Cost $2,451,590,076) 6,444,830,967
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.4%
$ 26,296,000 (c) Fixed Income Clearing Corporation 4 .340% 02/03/25 26,296,000
TOTAL REPURCHASE AGREEMENT 26,296,000
TREASURY DEBT - 0.1%
5,537,000 United States Treasury Bill- When Issued 0 .000 02/25/25 5,522,624
TOTAL TREASURY DEBT 5,522,624
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,817,256) 31,818,624
TOTAL INVESTMENTS - 100.0%
(Cost $2,483,407,332) 6,476,649,591
OTHER ASSETS & LIABILITIES, NET - 0.0% 372,596
NET ASSETS - 100.0% $ 6,477,022,187

Large Cap Growth

Portfolio of Investments January 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $61,893,320 or 1.0% of Total
Investments.
(c) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $26,305,510 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $26,822,049.
Fund Level 1 Level 2 Level 3 Total
Large Cap Growth
Long-Term Investments
:
Common stocks $6,167,756,020 $277,074,947 $— $6,444,830,967
Short-Term Investments
:
Repurchase agreement — 26,296,000 — 26,296,000
Treasury debt — 5,522,624 — 5,522,624
Total $6,167,756,020 $308,893,571 $— $6,476,649,591
1 1 1 1 1

Portfolio of Investments January 31, 2025
Large Cap Value

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
BANKS - 11.0%
3,677,946 Bank of America Corp $ 170,288,900
1,043,024 Fifth Third Bancorp 46,216,394
1,092,438 JPMorgan Chase & Co 292,008,677
417,756 PNC Financial Services Group, Inc 83,948,068
2,077,479 Wells Fargo & Co 163,705,345
TOTAL BANKS 756,167,384
CAPITAL GOODS - 12.8%
206,498 Allegion plc 27,408,479
533,835 (a) Boeing Co 94,232,554
112,556 Deere & Co 53,639,687
436,613 Dover Corp 88,929,336
319,297 Eaton Corp plc 104,231,313
668,124 Emerson Electric Co 86,822,714
412,473 Honeywell International, Inc 92,278,460
629,775 Masco Corp 49,928,562
163,296 Parker-Hannifin Corp 115,458,437
975,223 RTX Corp 125,755,006
103,430 Trane Technologies plc 37,519,232
TOTAL CAPITAL GOODS 876,203,780
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.1%
219,389 Home Depot, Inc 90,383,880
44,003 (a) O'Reilly Automotive, Inc 56,958,363
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 147,342,243
CONSUMER DURABLES & APPAREL - 1.2%
10,117 (a) NVR, Inc 81,099,693
TOTAL CONSUMER DURABLES & APPAREL 81,099,693
CONSUMER SERVICES - 2.0%
10,779 Booking Holdings, Inc 51,066,159
341,855 Hilton Worldwide Holdings, Inc 87,538,810
TOTAL CONSUMER SERVICES 138,604,969
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.5%
1,750,241 Walmart, Inc 171,803,657
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 171,803,657
ENERGY - 6.7%
267,110 Chevron Corp 39,850,141
938,513 ConocoPhillips 92,753,240
615,739 EOG Resources, Inc 77,453,809
1,600,362 Exxon Mobil Corp 170,966,672
612,523 Valero Energy Corp 81,465,559
TOTAL ENERGY 462,489,421
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
813,475 Prologis, Inc 97,006,894
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 97,006,894
FINANCIAL SERVICES - 11.1%
349,088 American Express Co 110,817,985
357,054 (a) Berkshire Hathaway, Inc 167,340,498
90,440 BlackRock, Inc 97,268,220
808,138 Charles Schwab Corp 66,849,175
451,140 (a) Fiserv, Inc 97,464,286
195,237 Goldman Sachs Group, Inc 125,029,775
625,025 Intercontinental Exchange, Inc 99,897,746
TOTAL FINANCIAL SERVICES 764,667,685
FOOD, BEVERAGE & TOBACCO - 2.1%
811,181 Mondelez International, Inc 47,040,386

Large Cap Value

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
731,718 Philip Morris International, Inc $ 95,269,684
TOTAL FOOD, BEVERAGE & TOBACCO 142,310,070
HEALTH CARE EQUIPMENT & SERVICES - 8.5%
959,210 Abbott Laboratories 122,711,735
234,646 Cigna Group 69,035,200
180,936 Elevance Health, Inc 71,596,375
211,729 HCA, Inc 69,851,515
145,432 Humana, Inc 42,645,025
380,653 UnitedHealth Group, Inc 206,500,446
TOTAL HEALTH CARE EQUIPMENT & SERVICES 582,340,296
HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
668,943 Procter & Gamble Co 111,037,849
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 111,037,849
INSURANCE - 5.2%
1,296,553 American International Group, Inc 95,504,094
360,063 Chubb Ltd 97,893,929
414,988 Marsh & McLennan Cos, Inc 90,002,597
862,193 Metlife, Inc 74,588,316
TOTAL INSURANCE 357,988,936
MATERIALS - 4.2%
921,940 DuPont de Nemours, Inc 70,804,992
273,827 (a) Linde plc 122,159,701
134,819 Reliance Steel & Aluminum Co 39,030,100
1,116,762 Smurfit WestRock plc 59,288,895
TOTAL MATERIALS 291,283,688
MEDIA & ENTERTAINMENT - 3.2%
323,931 Alphabet, Inc 66,600,214
1,183,740 Comcast Corp (Class A) 39,844,688
1,014,775 Walt Disney Co 114,730,461
TOTAL MEDIA & ENTERTAINMENT 221,175,363
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
588,595 AbbVie, Inc 108,242,621
354,386 Danaher Corp 78,935,938
907,201 Johnson & Johnson 138,030,632
292,293 Merck & Co, Inc 28,884,394
1,139,313 Sanofi (ADR) 61,910,268
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 416,003,853
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
278,127 Analog Devices, Inc 58,932,330
314,077 Applied Materials, Inc 56,643,787
243,860 Broadcom, Inc 53,958,902
729,491 Intel Corp 14,174,010
492,536 Lam Research Corp 39,920,043
515,521 Micron Technology, Inc 47,036,136
271,876 NXP Semiconductors NV 56,699,740
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 327,364,948
SOFTWARE & SERVICES - 3.4%
320,936 Accenture plc 123,544,313
150,919 Microsoft Corp 62,640,440
282,756 Oracle Corp 48,085,486
TOTAL SOFTWARE & SERVICES 234,270,239
TECHNOLOGY HARDWARE & EQUIPMENT - 2.2%
1,123,243 Cisco Systems, Inc 68,068,526
544,133 TE Connectivity plc 80,515,360
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 148,583,886
TELECOMMUNICATION SERVICES - 1.4%
418,771 T-Mobile US, Inc 97,561,080
TOTAL TELECOMMUNICATION SERVICES 97,561,080
TRANSPORTATION - 2.3%
1,258,847 CSX Corp 41,378,301
83,796 FedEx Corp 22,195,046

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
370,229 Union Pacific Corp $ 91,739,044
TOTAL TRANSPORTATION 155,312,391
UTILITIES - 3.9%
634,164 Ameren Corp 59,738,249
595,317 American Electric Power Co, Inc 58,555,380
764,922 Duke Energy Corp 85,663,615
931,248 NextEra Energy, Inc 66,640,107
TOTAL UTILITIES 270,597,351
TOTAL COMMON STOCKS
(Cost $4,226,224,335) 6,851,215,676
TOTAL LONG-TERM INVESTMENTS
(Cost $4,226,224,335) 6,851,215,676
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.4%
$ 25,134,000 (b) Fixed Income Clearing Corporation 4 .340% 02/03/25 25,134,000
TOTAL REPURCHASE AGREEMENT 25,134,000
TREASURY DEBT - 0.1%
10,000,000 United States Treasury Bill- When Issued 0 .000 02/25/25 9,974,036
TOTAL TREASURY DEBT 9,974,036
TOTAL SHORT-TERM INVESTMENTS
(Cost $35,105,567) 35,108,036
TOTAL INVESTMENTS - 100.2%
(Cost $4,261,329,902) 6,886,323,712
OTHER ASSETS & LIABILITIES, NET - (0.2)% (10,889,711)
NET ASSETS - 100.0% $ 6,875,434,001
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $25,143,090 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $25,636,723.

Large Cap Value

Portfolio of Investments January 31, 2025
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Large Cap Value
Long-Term Investments
:
Common stocks $6,851,215,676 $— $— $6,851,215,676
Short-Term Investments
:
Repurchase agreement — 25,134,000 — 25,134,000
Treasury debt — 9,974,036 — 9,974,036
Total $6,851,215,676 $35,108,036 $— $6,886,323,712
1 1 1 1 1

Portfolio of Investments January 31, 2025
Quant Mid Cap Growth

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.1%
COMMON STOCKS - 100.1%
BANKS - 0.5%
353,366 (a) NU Holdings Ltd $ 4,678,566
TOTAL BANKS 4,678,566
CAPITAL GOODS - 9.6%
46,735 (a) Axon Enterprise, Inc 30,479,632
115,941 Howmet Aerospace, Inc 14,675,812
50,411 (a) Middleby Corp 8,627,339
37,094 Quanta Services, Inc 11,410,485
106,345 Vertiv Holdings Co 12,444,492
18,238 W.W. Grainger, Inc 19,380,975
TOTAL CAPITAL GOODS 97,018,735
COMMERCIAL & PROFESSIONAL SERVICES - 11.1%
850,609 (a) ACV Auctions, Inc 17,998,886
455,138 (a) Cimpress plc 30,257,574
252,593 Experian Group Ltd 12,442,636
111,175 Verisk Analytics, Inc 31,956,142
103,074 Waste Connections, Inc 18,941,909
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 111,597,147
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.8%
3,532 (a) Autozone, Inc 11,832,942
94,068 (a) Burlington Stores, Inc 26,708,727
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 38,541,669
CONSUMER DURABLES & APPAREL - 6.9%
168,940 (a) BK LC Lux Finco 2 Sarl 9,991,111
87,402 (a) Garmin Ltd 18,865,722
526 (a) NVR, Inc 4,216,511
1,125,600 PRADA S.p.A 9,024,545
241,828 (a) SharkNinja Global SPV Ltd 27,038,789
TOTAL CONSUMER DURABLES & APPAREL 69,136,678
CONSUMER SERVICES - 5.3%
615,755 (a) Carnival Corp 17,037,941
64,047 (a) DraftKings, Inc 2,686,772
68,722 (a) Expedia Group, Inc 11,748,026
19,257 (a) Flutter Entertainment plc 5,141,041
112,477 Las Vegas Sands Corp 5,154,821
40,564 Wingstop, Inc 12,084,015
TOTAL CONSUMER SERVICES 53,852,616
ENERGY - 4.1%
117,538 Cheniere Energy, Inc 26,287,374
1,039,376 Permian Resources Corp 15,226,858
TOTAL ENERGY 41,514,232
FINANCIAL SERVICES - 8.7%
6,243 (a),(b) Adyen NV 10,076,933
53,539 Ameriprise Financial, Inc 29,090,951
28,761 (a) Coinbase Global, Inc 8,378,942
70,238 FirstCash Holdings, Inc 7,666,478
814,235 (a) Grab Holdings Ltd 3,729,196
193,830 Jefferies Financial Group, Inc 14,903,589
109,713 Tradeweb Markets, Inc 13,922,580
TOTAL FINANCIAL SERVICES 87,768,669
FOOD, BEVERAGE & TOBACCO - 0.9%
349,328 (a) Celsius Holdings, Inc 8,726,213
TOTAL FOOD, BEVERAGE & TOBACCO 8,726,213
HEALTH CARE EQUIPMENT & SERVICES - 7.2%
63,344 (a) Align Technology, Inc 13,879,304
283,694 (a) DexCom, Inc 24,633,150
23,097 (a) HealthEquity, Inc 2,550,371
32,022 (a) Inspire Medical Systems, Inc 6,196,257

Quant Mid Cap Growth

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
108,795 (a) Veeva Systems, Inc $ 25,377,521
TOTAL HEALTH CARE EQUIPMENT & SERVICES 72,636,603
INSURANCE - 1.7%
101,506 Arch Capital Group Ltd 9,447,164
17,230 Kinsale Capital Group, Inc 7,614,626
TOTAL INSURANCE 17,061,790
MATERIALS - 0.7%
64,250 Westlake Chemical Corp 7,341,848
TOTAL MATERIALS 7,341,848
MEDIA & ENTERTAINMENT - 6.1%
69,097 (a) Liberty Media Corp-Liberty Formula One (Class A) 6,081,918
162,492 Match Group, Inc 5,800,964
171,011 (a) Reddit, Inc 34,125,245
218,024 (a) ROBLOX Corp 15,494,966
TOTAL MEDIA & ENTERTAINMENT 61,503,093
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
714,439 (a) Elanco Animal Health, Inc 8,594,701
39,178 (a) Krystal Biotech, Inc 6,258,294
37,466 (a) Natera, Inc 6,628,485
35,064 (a) Repligen Corp 5,827,987
99,291 (a) Sarepta Therapeutics, Inc 11,291,373
19,953 (a) United Therapeutics Corp 7,006,895
46,920 West Pharmaceutical Services, Inc 16,025,526
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 61,633,261
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
48,379 Entegris, Inc 4,912,404
32,653 Monolithic Power Systems, Inc 20,812,042
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 25,724,446
SOFTWARE & SERVICES - 20.7%
49,431 (a) Cloudflare, Inc 6,841,250
516,973 (a) Confluent, Inc 15,343,759
209,652 (a) Datadog, Inc 29,919,437
87,440 (a) GoDaddy, Inc 18,594,116
34,044 (a) HubSpot, Inc 26,538,319
186,448 (a) Klaviyo, Inc 8,578,473
188,134 (a) Life360, Inc 8,601,486
57,111 (a) MongoDB, Inc 15,609,579
124,704 (a) Palantir Technologies, Inc 10,286,833
102,470 (a) PTC, Inc 19,825,896
405,173 (a) SentinelOne, Inc 9,703,893
19,717 (a) ServiceTitan, Inc 2,026,316
31,263 (a) Snowflake, Inc 5,674,547
146,198 (a) Trade Desk, Inc 17,350,779
69,631 (a) Zscaler, Inc 14,106,544
TOTAL SOFTWARE & SERVICES 209,001,227
TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
282,105 (a) Flextronics International Ltd 11,749,673
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 11,749,673
TELECOMMUNICATION SERVICES - 0.0%
153,712 (a),(c) GCI Liberty, Inc 1,537
TOTAL TELECOMMUNICATION SERVICES 1,537
TRANSPORTATION - 0.9%
626,944 (a) Grab Holdings Ltd 2,871,404

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
34,146 Old Dominion Freight Line $ 6,337,839
TOTAL TRANSPORTATION 9,209,243
UTILITIES - 2.0%
119,311 Vistra Corp 20,047,827
TOTAL UTILITIES 20,047,827
TOTAL COMMON STOCKS
(Cost $699,969,247) 1,008,745,073
TOTAL LONG-TERM INVESTMENTS
(Cost $699,969,247) 1,008,745,073
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0.0%
$ 459,000 (d) Fixed Income Clearing Corporation 4 .340% 02/03/25 459,000
TOTAL REPURCHASE AGREEMENT 459,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $459,000) 459,000
TOTAL INVESTMENTS - 100.1%
(Cost $700,428,247) 1,009,204,073
OTHER ASSETS & LIABILITIES, NET - (0.1)% (1,234,452)
NET ASSETS - 100.0% $ 1,007,969,621
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $10,076,933 or 1.0% of Total
Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $459,166 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $468,309.

Quant Mid Cap Growth

Portfolio of Investments January 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Quant Mid Cap Growth
Long-Term Investments
:
Common stocks $977,199,422 $31,544,114 $1,537 $1,008,745,073
Short-Term Investments
:
Repurchase agreement — 459,000 — 459,000
Total $977,199,422 $32,003,114 $1,537 $1,009,204,073
1 1 1 1 1

Portfolio of Investments January 31, 2025
Mid Cap Value

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
BANKS - 4.2%
307,482 East West Bancorp, Inc $ 31,661,422
645,759 Fifth Third Bancorp 28,613,581
90,358 M&T Bank Corp 18,183,644
TOTAL BANKS 78,458,647
CAPITAL GOODS - 17.8%
150,045 Ametek, Inc 27,692,305
155,783 Crane Co 26,532,961
95,792 Dover Corp 19,510,915
188,230 Howmet Aerospace, Inc 23,826,153
76,449 Hubbell, Inc 32,338,691
197,053 ITT, Inc 29,758,944
129,694 L3Harris Technologies, Inc 27,496,425
388,621 nVent Electric plc 25,295,341
135,665 Owens Corning, Inc 25,036,976
28,315 Parker-Hannifin Corp 20,020,121
37,371 United Rentals, Inc 28,329,460
155,743 WESCO International, Inc 28,812,455
102,558 Westinghouse Air Brake Technologies Corp 21,323,859
TOTAL CAPITAL GOODS 335,974,606
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
134,006 (a) Autonation, Inc 25,266,831
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 25,266,831
CONSUMER DURABLES & APPAREL - 2.8%
283,822 (a) Skechers U.S.A., Inc (Class A) 21,383,150
293,010 (b) Whirlpool Corp 30,768,980
TOTAL CONSUMER DURABLES & APPAREL 52,152,130
CONSUMER SERVICES - 5.6%
106,781 Darden Restaurants, Inc 20,847,923
578,790 (a) MGM Resorts International 19,956,679
55,445 Royal Caribbean Cruises Ltd 14,781,637
462,598 Travel & Leisure Co 25,146,827
233,344 Wyndham Hotels & Resorts, Inc 24,505,787
TOTAL CONSUMER SERVICES 105,238,853
ENERGY - 7.1%
765,680 Baker Hughes Co 35,359,103
183,733 Diamondback Energy, Inc 30,198,356
2,049,499 Permian Resources Corp 30,025,160
112,625 Valero Energy Corp 14,979,125
433,972 Williams Cos, Inc 24,055,068
TOTAL ENERGY 134,616,812
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.5%
186,034 Digital Realty Trust, Inc 30,483,531
134,126 EastGroup Properties, Inc 22,750,452
239,090 Rexford Industrial Realty, Inc 9,721,400
708,740 STAG Industrial, Inc 24,224,733
318,115 Ventas, Inc 19,220,508
916,868 VICI Properties, Inc 27,295,160
904,598 Weyerhaeuser Co 27,698,791
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 161,394,575
FINANCIAL SERVICES - 7.9%
503,227 Fidelity National Information Services, Inc 40,997,903
553,193 Jefferies Financial Group, Inc 42,535,010
514,598 OneMain Holdings, Inc 28,580,773
221,231 Raymond James Financial, Inc 37,272,999
TOTAL FINANCIAL SERVICES 149,386,685
FOOD, BEVERAGE & TOBACCO - 1.8%
200,481 Bunge Global S.A. 15,262,619

Mid Cap Value

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
480,638 Campbell Soup Co $ 18,634,335
TOTAL FOOD, BEVERAGE & TOBACCO 33,896,954
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
54,209 Humana, Inc 15,895,705
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,895,705
INSURANCE - 9.9%
170,531 Allstate Corp 32,798,227
434,735 American International Group, Inc 32,022,580
225,256 Arch Capital Group Ltd 20,964,576
72,298 Everest Re Group Ltd 25,124,278
558,909 Fidelity National Financial, Inc 32,511,737
170,392 Metlife, Inc 14,740,612
366,958 Unum Group 27,980,547
TOTAL INSURANCE 186,142,557
MATERIALS - 3.8%
357,630 DuPont de Nemours, Inc 27,465,984
162,235 Nucor Corp 20,835,841
204,085 Westlake Chemical Corp 23,320,793
TOTAL MATERIALS 71,622,618
MEDIA & ENTERTAINMENT - 1.6%
160,849 (a) Take-Two Interactive Software, Inc 29,839,098
TOTAL MEDIA & ENTERTAINMENT 29,839,098
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
257,145 (a) BioMarin Pharmaceutical, Inc 16,292,707
1,901,967 (a) Elanco Animal Health, Inc 22,880,663
952,053 (a) Exelixis, Inc 31,560,557
166,564 (a) Jazz Pharmaceuticals plc 20,715,565
82,664 (a) United Therapeutics Corp 29,029,117
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 120,478,609
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
252,026 Marvell Technology, Inc 28,443,654
356,039 Microchip Technology, Inc 19,332,918
91,577 (a) Onto Innovation, Inc 18,751,307
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 66,527,879
SOFTWARE & SERVICES - 3.4%
51,945 (a) Check Point Software Technologies 11,325,049
1,455,307 Gen Digital, Inc 39,162,311
24,034 Roper Industries, Inc 13,835,172
TOTAL SOFTWARE & SERVICES 64,322,532
TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
1,845,743 Hewlett Packard Enterprise Co 39,111,294
561,752 HP, Inc 18,256,940
282,504 TD SYNNEX Corp 40,259,645
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 97,627,879
TRANSPORTATION - 0.8%
118,657 (b) TFI International, Inc 15,640,179
TOTAL TRANSPORTATION 15,640,179
UTILITIES - 6.9%
550,677 Alliant Energy Corp 32,423,862
289,606 American Electric Power Co, Inc 28,485,646
513,575 CMS Energy Corp 33,895,950
910,066 FirstEnergy Corp 36,220,627
TOTAL UTILITIES 131,026,085
TOTAL COMMON STOCKS
(Cost $1,480,305,573) 1,875,509,234
TOTAL LONG-TERM INVESTMENTS
(Cost $1,480,305,573) 1,875,509,234

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
692,984 (c) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (d) $ 692,984
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $692,984) 692,984
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0.4%
$ 8,343,000 (e) Fixed Income Clearing Corporation 4 .340 02/03/25 8,343,000
TOTAL REPURCHASE AGREEMENT 8,343,000
TREASURY DEBT - 0.3%
5,000,000 United States Treasury Bill- When Issued 0 .000 02/25/25 4,987,018
TOTAL TREASURY DEBT 4,987,018
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,328,783) 13,330,018
TOTAL INVESTMENTS - 100.0%
(Cost $1,494,327,340) 1,889,532,236
OTHER ASSETS & LIABILITIES, NET - (0.0)% (318,433)
NET ASSETS - 100.0% $ 1,889,213,803
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,287,262.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $8,346,017 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 6/15/27, valued at $8,509,987.

Mid Cap Value

Portfolio of Investments January 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Mid Cap Value
Long-Term Investments
:
Common stocks $1,875,509,234 $— $— $1,875,509,234
Investments purchased with collateral from securities lending 692,984 — — 692,984
Short-Term Investments
:
Repurchase agreement — 8,343,000 — 8,343,000
Treasury debt — 4,987,018 — 4,987,018
Total $1,876,202,218 $13,330,018 $— $1,889,532,236
1 1 1 1 1

Portfolio of Investments January 31, 2025
Quant Small Cap Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 0.7%
84,320 (a) Dorman Products, Inc $ 11,069,530
92,850 (a) Modine Manufacturing Co 9,419,632
67,160 (a) Visteon Corp 5,645,470
TOTAL AUTOMOBILES & COMPONENTS 26,134,632
BANKS - 10.4%
252,920 Ameris Bancorp 16,604,198
523,730 Associated Banc-Corp 13,166,572
198,770 (a) Axos Financial, Inc 13,899,986
283,111 Bank of NT Butterfield & Son Ltd 10,387,343
247,990 Berkshire Hills Bancorp, Inc 7,293,386
162,620 Cadence Bank 5,724,224
212,200 Cathay General Bancorp 10,077,378
156,850 Central Pacific Financial Corp 4,688,246
291,900 (a) Customers Bancorp, Inc 16,632,462
250,310 Eagle Bancorp, Inc 6,560,625
137,880 Enterprise Financial Services Corp 8,250,739
83,720 FB Financial Corp 4,421,253
243,740 First Busey Corp 5,918,007
379,460 First Financial Bancorp 10,632,469
93,970 First Financial Corp 4,528,414
234,550 First Merchants Corp 10,423,402
555,790 Fulton Financial Corp 11,304,769
281,200 Hancock Whitney Corp 16,798,888
112,060 Heartland Financial USA, Inc 7,246,920
333,440 Heritage Commerce Corp 3,231,034
236,650 Horizon Bancorp, Inc 3,973,354
100,730 Independent Bank Corp 6,765,027
112,069 Independent Bank Corp 4,079,312
43,390 International Bancshares Corp 2,858,967
140,500 (a) Metropolitan Bank Holding Corp 9,010,265
212,790 National Bank Holdings Corp 9,177,633
164,260 Northwest Bancshares, Inc 2,169,875
304,480 OceanFirst Financial Corp 5,468,461
435,180 OFG Bancorp 18,586,538
500,660 Old National Bancorp 11,940,741
242,640 Pacific Premier Bancorp, Inc 6,284,376
77,570 Pathward Financial, Inc 6,184,656
78,140 Preferred Bank 7,138,870
653,855 Provident Financial Services, Inc 12,142,087
72,095 QCR Holdings, Inc 5,606,107
260,920 Towne Bank 9,333,108
160,930 UMB Financial Corp 18,973,647
440,423 United Bankshares, Inc 16,956,286
323,540 Veritex Holdings, Inc 8,670,872
261,110 WesBanco, Inc 9,149,294
161,630 Westamerica Bancorporation 8,365,969
63,900 WSFS Financial Corp 3,578,400
TOTAL BANKS 374,204,160
CAPITAL GOODS - 13.6%
73,960 (a) Aerovironment, Inc 13,323,894
152,090 Albany International Corp (Class A) 12,281,267
395,690 (a) American Superconductor Corp 10,394,776
176,530 (a) API Group Corp 6,734,620
76,970 Apogee Enterprises, Inc 3,927,009
1,151,100 (a) Archer Aviation, Inc 10,877,895
145,310 Arcosa, Inc 14,719,903
40,620 Argan, Inc 5,556,816
383,170 Atmus Filtration Technologies, Inc 16,024,169

Quant Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
158,640 (a) Beacon Roofing Supply, Inc $ 18,773,458
261,630 (a) Blue Bird Corp 9,319,261
53,120 Columbus McKinnon Corp 1,934,630
22,900 Comfort Systems USA, Inc 10,001,575
49,679 CSW Industrials, Inc 16,384,631
199,640 (a) DNOW, Inc 2,970,643
88,120 Enerpac Tool Group Corp 3,982,143
77,630 ESCO Technologies, Inc 10,304,606
183,350 Federal Signal Corp 18,025,139
360,380 (a),(b) Fluence Energy, Inc 4,688,544
151,970 Franklin Electric Co, Inc 15,195,480
90,390 FTAI Aviation Ltd 9,086,907
152,530 (a) Gibraltar Industries, Inc 9,360,766
152,620 Granite Construction, Inc 13,451,927
163,230 Griffon Corp 12,367,937
808,560 (a) Hillman Solutions Corp 8,085,600
405,460 (a) Leonardo DRS, Inc 14,251,919
47,987 Moog, Inc (Class A) 8,717,318
286,870 (a) MRC Global, Inc 4,211,252
178,100 Mueller Industries, Inc 14,025,375
683,700 Mueller Water Products, Inc (Class A) 15,725,100
172,000 (a),(b) NANO Nuclear Energy, Inc 6,642,640
441,439 (a) NEXTracker, Inc 22,257,354
71,210 (b) Powell Industries, Inc 17,074,734
159,880 Primoris Services Corp 12,273,988
565,830 (a) Resideo Technologies, Inc 12,742,492
681,820 (a),(b) Rocket Lab USA, Inc 19,806,871
138,480 (a) SPX Technologies, Inc 20,567,050
93,120 (a) Sterling Construction Co, Inc 13,262,150
362,170 Trinity Industries, Inc 13,700,891
150,700 (a) Triumph Group, Inc 2,824,118
75,280 Watts Water Technologies, Inc (Class A) 15,566,398
400,940 (a),(b) Xometry, Inc 13,315,217
135,970 Zurn Elkay Water Solutions Corp 5,362,657
TOTAL CAPITAL GOODS 490,101,120
COMMERCIAL & PROFESSIONAL SERVICES - 4.2%
141,940 ABM Industries, Inc 7,573,918
630,120 (a) ACV Auctions, Inc 13,333,339
177,100 Aris Water Solution, Inc 4,521,363
159,040 Barrett Business Services, Inc 6,891,203
110,030 (a) CBIZ, Inc 9,441,674
154,920 CSG Systems International, Inc 9,107,747
472,140 (a) ExlService Holdings, Inc 23,729,756
60,420 (a) Franklin Covey Co 2,290,522
522,450 (a) Healthcare Services Group 5,793,971
109,150 Heidrick & Struggles International, Inc 5,074,384
100,040 (a) Huron Consulting Group, Inc 12,683,071
88,953 ICF International, Inc 10,381,705
151,889 (a),(b) Innodata, Inc 5,632,044
300,360 Interface, Inc 7,436,914
987,160 (a) Legalzoom.com, Inc 8,874,568
377,810 (a) Montrose Environmental Group, Inc 7,866,004
742,560 (a) Upwork, Inc 11,702,746
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 152,334,929
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.0%
212,370 (a) Abercrombie & Fitch Co (Class A) 25,352,731
648,150 American Eagle Outfitters, Inc 10,461,141
21,290 (a) Carvana Co 5,268,849
1,170,077 (a),(b) EVgo, Inc 4,060,167
388,400 (a),(b) GigaCloud Technology, Inc 8,280,688
165,100 Monro Muffler, Inc 3,242,564
1,694,310 (a) Petco Health & Wellness Co, Inc 5,794,540

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
296,200 (a),(b) RealReal, Inc $ 2,825,748
740,720 (a) Sally Beauty Holdings, Inc 8,051,626
450,960 (a) Stitch Fix, Inc 2,124,022
165,620 Upbound Group, Inc 4,859,291
205,380 (a) Urban Outfitters, Inc 11,382,160
634,690 (a) Warby Parker, Inc 17,587,260
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 109,290,787
CONSUMER DURABLES & APPAREL - 1.5%
99,600 (a) G-III Apparel Group Ltd 3,109,512
106,560 Kontoor Brands, Inc 9,787,536
296,940 (a) Taylor Morrison Home Corp 19,140,753
329,820 (a) Tri Pointe Homes, Inc 12,157,165
395,980 Wolverine World Wide, Inc 8,842,233
TOTAL CONSUMER DURABLES & APPAREL 53,037,199
CONSUMER SERVICES - 4.3%
12,020 (a),(b) Biglari Holdings, Inc (B Shares) 2,788,760
179,160 (a) BJ's Restaurants, Inc 6,483,800
121,600 (a) Brinker International, Inc 22,127,552
60,870 Carriage Services, Inc 2,492,627
606,370 (a) Coursera, Inc 4,675,113
152,370 (a) Despegar.com Corp 2,928,551
26,180 (a) Duolingo, Inc 9,529,258
401,450 (a) Everi Holdings, Inc 5,475,778
169,170 (a) Frontdoor, Inc 10,129,900
527,060 International Game Technology plc 8,970,561
319,910 (a) Laureate Education, Inc 5,988,715
426,010 (a) Life Time Group Holdings, Inc 12,350,030
49,920 Monarch Casino & Resort, Inc 4,260,173
451,450 OneSpaWorld Holdings Ltd 9,642,972
284,200 Perdoceo Education Corp 8,179,276
768,680 (a) Rush Street Interactive, Inc 11,207,354
113,690 (a) Shake Shack, Inc 13,430,200
111,720 Strategic Education, Inc 10,974,256
158,330 (a) Universal Technical Institute, Inc 4,342,992
TOTAL CONSUMER SERVICES 155,977,868
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
198,350 (a) Chefs' Warehouse, Inc 10,683,131
202,580 (a) Sprouts Farmers Market, Inc 32,076,517
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 42,759,648
ENERGY - 4.8%
581,970 Archrock, Inc 16,347,537
424,090 Ardmore Shipping Corp 5,033,948
561,700 (a) Clean Energy Fuels Corp 1,859,227
269,720 (a) CNX Resources Corp 7,384,934
800,880 Crescent Energy Co 12,061,253
459,630 Delek US Holdings, Inc 8,208,992
175,870 Excelerate Energy, Inc 5,253,237
465,560 (a) Expro Group Holdings NV 5,880,023
424,650 Golar LNG Ltd 17,304,487
364,368 (a) Helix Energy Solutions Group, Inc 2,922,231
117,210 Magnolia Oil & Gas Corp 2,777,877
885,900 (a) NextDecade Corp 7,512,432
267,170 (a) Oceaneering International, Inc 6,639,174
498,279 (a) Par Pacific Holdings, Inc 8,331,225
1,176,240 Patterson-UTI Energy, Inc 9,492,257
853,040 (a) ProPetro Holding Corp 7,574,995
72,850 (a) Rex American Resources Corp 3,039,302
264,630 (a) Seadrill Ltd 9,569,021
260,610 Select Water Solutions, Inc 3,257,625
437,170 Sitio Royalties Corp 8,804,604
309,730 SM Energy Co 11,757,351
263,900 Teekay Corp Ltd 1,884,246

Quant Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
152,350 Teekay Tankers Ltd $ 6,386,512
133,670 (b) Vitesse Energy, Inc 3,459,380
TOTAL ENERGY 172,741,870
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.4%
261,320 American Assets Trust, Inc 6,344,850
106,030 American Healthcare REIT, Inc 2,999,589
798,850 Apple Hospitality REIT, Inc 12,334,244
378,950 CareTrust REIT, Inc 10,042,175
311,920 Corporate Office Properties Trust 9,182,925
836,530 Empire State Realty Trust, Inc 7,997,227
426,420 Essential Properties Realty Trust, Inc 13,688,082
1,013,450 Hudson Pacific Properties, Inc 3,172,098
296,240 Independence Realty Trust, Inc 5,690,770
329,600 InvenTrust Properties Corp 9,802,304
623,940 Kite Realty Group Trust 14,444,211
260,560 Mack-Cali Realty Corp 4,153,326
891,240 Paramount Group, Inc 4,358,164
395,940 (c) Phillips Edison & Co, Inc 14,384,500
294,810 Piedmont Office Realty Trust, Inc 2,576,639
989,020 RLJ Lodging Trust 9,642,945
173,780 Ryman Hospitality Properties, Inc 18,219,095
913,820 Summit Hotel Properties, Inc 6,131,732
289,440 Sunstone Hotel Investors, Inc 3,279,355
503,380 Tanger Factory Outlet Centers, Inc 16,520,932
363,850 UMH Properties, Inc 6,545,662
571,830 Urban Edge Properties 11,631,022
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 193,141,847
FINANCIAL SERVICES - 6.2%
132,930 ARMOUR Residential REIT, Inc 2,501,743
267,260 Artisan Partners Asset Management, Inc 11,943,850
1,969,680 BGC Group, Inc 18,790,747
175,540 (a) Dave, Inc 16,820,243
234,380 Enact Holdings, Inc 7,917,356
293,240 Essent Group Ltd 17,081,230
443,300 (a) Flywire Corp 8,568,989
484,930 (a) Green Dot Corp 4,301,329
231,280 Jackson Financial, Inc 21,795,827
146,240 (a) LendingTree, Inc 6,570,563
53,840 Merchants Bancorp 2,257,511
52,610 (a) Moneylion, Inc 4,576,018
342,430 (a) NCR Corp ATM 10,909,820
399,085 (a) NMI Holdings, Inc 15,412,663
444,820 P10, Inc 6,076,241
1,059,130 (a) Pagseguro Digital Ltd 7,890,519
1,726,330 (a) Payoneer Global, Inc 18,299,098
29,160 Piper Jaffray Cos 9,247,802
298,670 Radian Group, Inc 10,160,753
705,180 (a) Repay Holdings Corp 5,267,695
194,780 Victory Capital Holdings, Inc 12,890,540
26,410 Virtus Investment Partners, Inc 5,268,795
TOTAL FINANCIAL SERVICES 224,549,332
FOOD, BEVERAGE & TOBACCO - 1.2%
140,080 Cal-Maine Foods, Inc 15,114,632
548,490 Primo Brands Corp 17,754,621
268,260 (a) Vital Farms, Inc 11,769,908
TOTAL FOOD, BEVERAGE & TOBACCO 44,639,161
HEALTH CARE EQUIPMENT & SERVICES - 6.4%
49,780 (a) Addus HomeCare Corp 6,230,465
362,210 (a) Angiodynamics, Inc 4,132,816
331,320 (a) AtriCure, Inc 13,209,728
440,200 (a),(b) BrightSpring Health Services, Inc 10,388,720
1,299,210 (a) Brookdale Senior Living, Inc 6,015,342

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
253,190 (a) Castle Biosciences, Inc $ 7,157,681
243,000 (a) Guardant Health, Inc 11,416,140
432,410 (a) Health Catalyst, Inc 2,434,468
3,774 HealthStream, Inc 123,221
772,780 (a) Hims & Hers Health, Inc 28,809,238
156,890 (a) Inari Medical, Inc 12,499,426
216,327 (a) Lantheus Holdings, Inc 20,012,411
240,060 (a) LivaNova plc 11,990,997
165,060 (a) Merit Medical Systems, Inc 17,971,733
134,800 (a) Novocure Ltd 3,305,296
130,300 (a) Option Care Health, Inc 4,028,876
283,510 (a) Phreesia, Inc 8,068,695
513,350 (a) Privia Health Group, Inc 11,730,048
519,800 Select Medical Holdings Corp 10,224,466
96,530 (a),(b) Semler Scientific, Inc 5,015,699
351,920 (a) Surgery Partners, Inc 8,970,441
269,320 (a) Tandem Diabetes Care, Inc 9,980,999
80,180 US Physical Therapy, Inc 7,112,768
250,540 (a) Waystar Holding Corp 10,069,203
TOTAL HEALTH CARE EQUIPMENT & SERVICES 230,898,877
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
99,310 (a) BellRing Brands, Inc 7,681,628
53,970 (a) elf Beauty, Inc 5,392,143
574,310 (a) Honest Co, Inc 3,681,327
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 16,755,098
INSURANCE - 1.4%
130,170 Employers Holdings, Inc 6,399,157
140,280 F&G Annuities & Life, Inc 6,440,255
427,410 Fidelis Insurance Holdings Ltd 7,052,265
1,683,920 (a) Genworth Financial, Inc (Class A) 12,174,742
421,920 (a) Hamilton Insurance Group Ltd 8,071,329
46,060 (a) Palomar Holdings, Inc 4,968,492
66,690 Selective Insurance Group, Inc 5,610,630
TOTAL INSURANCE 50,716,870
MATERIALS - 3.6%
318,180 Avient Corp 13,649,922
97,680 Balchem Corp 15,624,893
119,710 Carpenter Technology Corp 23,111,212
191,700 (a) Clearwater Paper Corp 6,163,155
1,061,542 (a) Coeur Mining, Inc 7,006,177
310,930 Compass Minerals International, Inc 3,625,444
282,230 (a) Constellium SE 2,802,544
94,820 Innospec, Inc 10,747,847
106,640 (a) Knife River Corp 11,045,771
154,820 Minerals Technologies, Inc 11,873,146
97,354 Olympic Steel, Inc 3,355,792
472,720 (a) Rayonier Advanced Materials, Inc 3,781,760
135,470 Sensient Technologies Corp 10,229,340
966,700 SSR Mining, Inc 7,762,601
TOTAL MATERIALS 130,779,604
MEDIA & ENTERTAINMENT - 2.0%
408,900 (a) Cargurus, Inc 16,028,880
355,820 (a) EverQuote, Inc 7,187,564
255,450 (a) Grindr, Inc 4,557,228
630,890 (a) Integral Ad Science Holding Corp 6,630,654
301,720 (a) Lions Gate Entertainment Corp (Class B) 2,118,074
839,070 (a) Magnite, Inc 14,432,004
315,430 (a) PubMatic, Inc 4,769,302
1,037,110 (a) Vimeo, Inc 6,959,008

Quant Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
261,110 (a) Yelp, Inc $ 10,428,733
TOTAL MEDIA & ENTERTAINMENT 73,111,447
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.2%
565,180 (a),(b) Acadia Pharmaceuticals, Inc 10,546,259
1,518,840 (a) ADMA Biologics, Inc 24,529,266
342,010 (a) Alkermes plc 10,783,575
1,080,710 (a) Amicus Therapeutics, Inc 10,353,202
1,043,780 (a) Amneal Pharmaceuticals, Inc 8,621,623
676,320 (a) Annexon, Inc 2,597,069
1,514,510 (a) Ardelyx, Inc 8,117,774
1,097,140 (a),(b) Aurinia Pharmaceuticals, Inc 8,722,263
62,400 (a) Axsome Therapeutics, Inc 6,643,104
1,175,360 (a) BioCryst Pharmaceuticals, Inc 9,285,344
100,520 (a) Biohaven Ltd 3,844,890
162,490 (a) Blueprint Medicines Corp 18,285,000
301,100 (a) CareDx, Inc 7,015,630
531,290 (a) Catalyst Pharmaceuticals, Inc 11,985,902
678,911 (a) Codexis, Inc 2,844,637
2,519,220 (a),(b) Esperion Thereapeutics, Inc 4,509,404
472,720 (a) Evolus, Inc 6,603,898
345,350 (a) Halozyme Therapeutics, Inc 19,560,624
236,340 (a) Innoviva, Inc 4,405,378
339,720 (a) Insmed, Inc 26,015,758
75,002 (a) Intra-Cellular Therapies, Inc 9,531,254
339,230 (a) Kiniksa Pharmaceuticals Ltd 6,648,908
1,544,440 (a) MannKind Corp 8,942,308
236,660 (a) Mirum Pharmaceuticals, Inc 11,567,941
470,020 (a) Myriad Genetics, Inc 5,955,153
386,480 (a) Pacira BioSciences, Inc 10,176,018
865,790 (a),(b) Perspective Therapeutics, Inc 3,073,554
141,864 Phibro Animal Health Corp 3,094,054
157,100 (a) Praxis Precision Medicines, Inc 12,026,005
338,440 (a) PTC Therapeutics, Inc 15,527,627
319,470 (a) Quanterix Corp 2,935,929
521,990 (a) Replimune Group, Inc 7,297,420
836,774 (a) Terns Pharmaceuticals, Inc 3,732,012
278,950 (a),(b) TG Therapeutics, Inc 8,842,715
613,120 (a) Travere Therapeutics, Inc 12,544,435
261,600 (a) Twist Bioscience Corp 13,699,992
329,170 (a) Veracyte, Inc 14,970,652
961,000 (a) Verve Therapeutics, Inc 7,313,210
139,010 (a) Vir Biotechnology, Inc 1,445,704
153,230 (a) Viridian Therapeutics, Inc 2,969,597
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 367,565,088
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
764,190 Newmark Group, Inc 10,798,005
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 10,798,005
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
183,610 (a) Ambarella, Inc 14,086,559
166,660 (a) Credo Technology Group Holding Ltd 11,669,533
26,610 (a) Impinj, Inc 3,376,543
304,580 (a) MaxLinear, Inc 5,439,799
346,800 (a) Rambus, Inc 21,369,816
230,300 (a) Semtech Corp 15,420,888
253,510 (a) Ultra Clean Holdings 9,346,914
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 80,710,052
SOFTWARE & SERVICES - 6.7%
69,310 (a) ACI Worldwide, Inc 3,711,550
240,740 (a) Alkami Technology, Inc 8,375,344
31,950 (a) Appfolio, Inc 7,473,424
273,100 (a) Asana, Inc 5,827,954
600,150 (a) AvePoint, Inc 11,270,817

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
590,510 (a) Clearwater Analytics Holdings, Inc $ 16,628,762
159,360 (a) Commvault Systems, Inc 25,379,674
220,130 (a) Intapp, Inc 15,693,068
1,032,420 (a) Olo, Inc 7,619,260
472,020 (a),(b) Pagaya Technologies Ltd 4,380,345
477,060 (a) PagerDuty, Inc 8,835,151
631,040 (a),(b) Porch Group, Inc 2,808,128
396,440 (a) PROS Holdings, Inc 9,363,913
107,430 (a) Q2 Holdings, Inc 10,224,113
257,090 (a) Rapid7, Inc 9,903,107
241,200 (a) SEMrush Holdings, Inc 4,206,528
295,530 (a) Sprout Social, Inc 9,654,965
98,200 (a) SPS Commerce, Inc 18,135,576
399,870 (a) Tenable Holdings, Inc 17,230,398
145,660 (a) Varonis Systems, Inc 6,607,138
196,570 (a) Verint Systems, Inc 4,988,947
494,090 (a) Weave Communications, Inc 8,063,549
131,590 (a) Workiva, Inc 12,924,770
680,490 (a) Zeta Global Holdings Corp 12,486,991
TOTAL SOFTWARE & SERVICES 241,793,472
TECHNOLOGY HARDWARE & EQUIPMENT - 3.6%
1,561,950 (a) CommScope Holding Co, Inc 7,887,848
177,990 (a) Diebold Nixdorf, Inc 7,705,187
475,590 (a) Extreme Networks, Inc 7,519,078
98,020 (a) Fabrinet 21,192,904
155,370 (a) Knowles Corp 2,941,154
459,550 (a) Netscout Systems, Inc 10,955,672
34,703 (a) OSI Systems, Inc 6,817,057
80,400 (a) Plexus Corp 11,393,484
364,771 (a) Sanmina Corp 30,542,276
90,220 (a),(b) Super Micro Computer, Inc 2,573,074
293,330 (a) TTM Technologies, Inc 7,212,985
556,050 (a) Viasat, Inc 5,349,201
72,849 (a) Vishay Precision Group, Inc 1,697,382
509,980 (b) Xerox Holdings Corp 4,355,229
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 128,142,531
TELECOMMUNICATION SERVICES - 1.0%
150,500 (a) Anterix, Inc 4,299,785
300,550 (a) Bandwidth, Inc 5,340,773
98,920 Iridium Communications, Inc 2,843,950
663,000 (a) Lumen Technologies, Inc 3,275,220
579,030 Telephone and Data Systems, Inc 20,468,711
TOTAL TELECOMMUNICATION SERVICES 36,228,439
TRANSPORTATION - 2.1%
364,660 Costamare, Inc 4,251,936
263,128 Hub Group, Inc (Class A) 11,738,140
1,684,880 (a),(b) Joby Aviation, Inc 13,917,109
111,460 Matson, Inc 15,810,601
243,060 (a) Skywest, Inc 29,390,815
TOTAL TRANSPORTATION 75,108,601
UTILITIES - 2.8%
78,270 Allete, Inc 5,136,077
232,608 Black Hills Corp 13,661,068
363,999 (b) Brookfield Infrastructure Corp 15,186,038
140,200 California Water Service Group 6,349,658
196,150 Northwest Natural Holding Co 7,830,308
241,800 NorthWestern Corp 13,035,438
156,010 SJW Corp 7,836,382
166,400 Southwest Gas Holdings Inc 12,426,752
212,630 Spire, Inc 15,088,225

Quant Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
UTILITIES (continued)
76,410 Unitil Corp $ 4,093,284
TOTAL UTILITIES 100,643,230
TOTAL COMMON STOCKS
(Cost $2,801,260,766) 3,582,163,867
TOTAL LONG-TERM INVESTMENTS
(Cost $2,801,260,766) 3,582,163,867
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.8%
66,288,095 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (e) 66,288,095
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $66,288,095) 66,288,095
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0.5%
$ 18,475,000 (f) Fixed Income Clearing Corporation 4 .340 02/03/25 18,475,000
TOTAL REPURCHASE AGREEMENT 18,475,000
TREASURY DEBT - 0.2%
5,000,000 United States Treasury Bill- When Issued 0 .000 02/25/25 4,987,018
TOTAL TREASURY DEBT 4,987,018
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,460,783) 23,462,018
TOTAL INVESTMENTS - 101.8%
(Cost $2,891,009,644) 3,671,913,980
OTHER ASSETS & LIABILITIES, NET - (1.8)% (65,979,573)
NET ASSETS - 100.0% $ 3,605,934,407
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $111,074,463.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $18,481,682 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $18,844,623.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 85 03/21/25  $ 10,104,309 $ 9,755,450 $ (348,859)

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Quant Small Cap Equity
Long-Term Investments
:
Common stocks $3,582,163,867 $— $— $3,582,163,867
Investments purchased with collateral from securities lending 66,288,095 — — 66,288,095
Short-Term Investments
:
Repurchase agreement — 18,475,000 — 18,475,000
Treasury debt — 4,987,018 — 4,987,018
Investments in Derivatives
:
Futures contracts* (348,859) — — (348,859)
Total $3,648,103,103 $23,462,018 $— $3,671,565,121
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Quant Small/Mid-Cap Equity
Portfolio of Investments January 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 98.2%
AUTOMOBILES & COMPONENTS - 0.6%
28,260 (a) Dorman Products, Inc $ 3,709,973
63,610 Phinia, Inc 3,237,113
30,774 (a) Visteon Corp 2,586,862
TOTAL AUTOMOBILES & COMPONENTS 9,533,948
BANKS - 6.5%
78,376 Ameris Bancorp 5,145,384
109,014 Bank of NT Butterfield & Son Ltd 3,999,724
110,052 Bank OZK 5,589,541
123,075 BankUnited, Inc 5,059,613
115,811 Berkshire Hills Bancorp, Inc 3,406,001
294,868 Capitol Federal Financial, Inc 1,754,465
30,659 Cathay General Bancorp 1,455,996
83,476 Central Pacific Financial Corp 2,495,098
73,188 (a) Customers Bancorp, Inc 4,170,252
59,775 East West Bancorp, Inc 6,155,032
49,087 Enterprise Financial Services Corp 2,937,366
133,991 First Financial Bankshares, Inc 4,992,505
194,725 First Hawaiian, Inc 5,378,304
408,910 First Horizon National Corp 8,951,040
69,600 FNB Corp 1,092,024
94,190 Hancock Whitney Corp 5,626,911
51,285 International Bancshares Corp 3,379,169
85,663 National Bank Holdings Corp 3,694,645
101,422 OFG Bancorp 4,331,734
159,026 Pacific Premier Bancorp, Inc 4,118,773
73,334 Prosperity Bancshares, Inc 5,866,720
111,113 Renasant Corp 4,320,073
20,600 SouthState Corp 2,175,154
47,121 Westamerica Bancorporation 2,438,983
TOTAL BANKS 98,534,507
CAPITAL GOODS - 14.5%
17,760 Acuity Brands, Inc 5,903,246
19,590 (a) Aerovironment, Inc 3,529,139
57,112 Albany International Corp (Class A) 4,611,794
52,200 Allegion plc 6,928,506
9,100 Allison Transmission Holdings, Inc 1,069,614
28,028 Applied Industrial Technologies, Inc 7,288,121
84,070 Atmus Filtration Technologies, Inc 3,515,807
58,111 (a) AZEK Co, Inc 2,977,027
40,047 (a) Beacon Roofing Supply, Inc 4,739,162
89,870 (a) Blue Bird Corp 3,201,169
58,660 (a) Byrna Technologies, Inc 1,586,166
27,444 Comfort Systems USA, Inc 11,986,167
27,072 (a) Construction Partners, Inc 2,176,589
82,190 (a) Core & Main, Inc 4,638,804
42,176 Crane Co 7,183,416
20,961 Curtiss-Wright Corp 7,272,209
202,402 (a) DNOW, Inc 3,011,742
23,768 Donaldson Co, Inc 1,692,044
22,153 EMCOR Group, Inc 9,925,873
48,897 Esab Corp 6,055,405
26,420 ESCO Technologies, Inc 3,506,991
55,881 Federal Signal Corp 5,493,661
113,354 Flowserve Corp 7,098,227
87,027 (a) Fluor Corp 4,195,572
34,790 Franklin Electric Co, Inc 3,478,652
57,093 (a) Gibraltar Industries, Inc 3,503,797
53,680 Griffon Corp 4,067,334

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
249,730 (a) Hayward Holdings, Inc $ 3,760,934
125,280 (a) Intuitive Machines, Inc 2,716,070
55,651 ITT, Inc 8,404,414
20,200 John Bean Technologies Corp 2,686,600
9,393 Lennox International, Inc 5,564,601
21,200 (a) Mastec, Inc 3,075,908
241,375 (a) MRC Global, Inc 3,543,385
252,250 Mueller Water Products, Inc (Class A) 5,801,750
30,130 (a) MYR Group, Inc 4,265,504
102,722 nVent Electric plc 6,686,175
57,445 Oshkosh Corp 6,686,598
95,550 Primoris Services Corp 7,335,374
220,340 (a) Resideo Technologies, Inc 4,962,057
57,700 REV Group, Inc 2,002,190
35,033 (a) SPX Technologies, Inc 5,203,101
32,180 Tennant Co 2,752,034
97,340 Trinity Industries, Inc 3,682,372
50,433 (a) V2X, Inc 2,629,072
22,536 Vertiv Holdings Co 2,637,163
16,030 WESCO International, Inc 2,965,550
TOTAL CAPITAL GOODS 217,997,086
COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
236,904 (a) ACV Auctions, Inc 5,012,889
47,150 (a) Cimpress plc 3,134,532
63,851 (a) ExlService Holdings, Inc 3,209,151
44,860 Genpact Ltd 2,184,233
14,330 ICF International, Inc 1,672,454
17,519 Insperity, Inc 1,314,100
79,650 KBR, Inc 4,334,553
18,808 Kforce, Inc 1,048,170
51,550 MAXIMUS, Inc 3,881,199
21,735 MSA Safety, Inc 3,580,407
156,810 (a) OPENLANE, Inc 3,184,811
258,360 (a) Paycor HCM, Inc 5,717,507
163,685 Tetra Tech, Inc 6,023,608
43,730 TriNet Group, Inc 4,083,945
268,993 (a) Upwork, Inc 4,239,330
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 52,620,889
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.9%
97,110 A-Mark Precious Metals, Inc 2,735,589
137,250 American Eagle Outfitters, Inc 2,215,215
165,880 Bath & Body Works, Inc 6,238,747
7,070 (b) Dillard's, Inc (Class A) 3,309,538
441,440 (a) EVgo, Inc 1,531,797
88,980 Gap, Inc 2,141,748
88,090 Macy's, Inc 1,372,442
2,947 Murphy USA, Inc 1,482,076
42,483 Sonic Automotive, Inc (Class A) 3,154,363
582,527 (a) Stitch Fix, Inc 2,743,702
134,090 Upbound Group, Inc 3,934,200
106,453 (a) Urban Outfitters, Inc 5,899,625
48,427 (a) Valvoline, Inc 1,797,126
162,827 (a) Warby Parker, Inc 4,511,936
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 43,068,104
CONSUMER DURABLES & APPAREL - 2.8%
25,390 Acushnet Holdings Corp 1,658,475
103,600 (a) Amer Sports, Inc 3,312,092
78,200 (a) BK LC Lux Finco 2 Sarl 4,624,748
38,820 Century Communities, Inc 2,965,071
66,236 Kontoor Brands, Inc 6,083,777
483,420 Newell Rubbermaid, Inc 4,814,863
43,050 (a) SharkNinja Global SPV Ltd 4,813,420

Quant Small/Mid-Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
24,100 (a) Taylor Morrison Home Corp $ 1,553,486
24,219 (a) TopBuild Corp 8,299,367
115,580 (a) Tri Pointe Homes, Inc 4,260,279
TOTAL CONSUMER DURABLES & APPAREL 42,385,578
CONSUMER SERVICES - 4.7%
127,700 Aramark 4,968,807
25,880 (a) Bright Horizons Family Solutions, Inc 3,172,888
10,830 (a) Cava Group, Inc 1,462,591
12,085 (a) Duolingo, Inc 4,398,819
276,890 (a) Everi Holdings, Inc 3,776,780
97,205 (a) Frontdoor, Inc 5,820,635
74,763 H&R Block, Inc 4,135,142
186,131 International Game Technology plc 3,167,950
213,911 (a) Laureate Education, Inc 4,004,414
165,900 (a) Life Time Group Holdings, Inc 4,809,441
168,210 OneSpaWorld Holdings Ltd 3,592,966
344,870 (a) Rush Street Interactive, Inc 5,028,205
41,141 Strategic Education, Inc 4,041,280
22,965 Texas Roadhouse, Inc (Class A) 4,158,961
91,550 Travel & Leisure Co 4,976,658
247,191 Wendy's Co 3,665,843
12,560 Wingstop, Inc 3,741,624
14,926 Wyndham Hotels & Resorts, Inc 1,567,528
TOTAL CONSUMER SERVICES 70,490,532
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
58,887 Albertsons Cos, Inc 1,180,684
89,209 (a) Chefs' Warehouse, Inc 4,804,797
59,511 (a) Performance Food Group Co 5,374,438
228,840 (a) United Natural Foods, Inc 6,805,702
89,326 (a) US Foods Holding Corp 6,335,893
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 24,501,514
ENERGY - 4.5%
83,000 ChampionX Corp 2,377,120
16,810 Chesapeake Energy Corp 1,707,896
17,830 Chord Energy Corp 2,004,983
310,240 Crescent Energy Co 4,672,214
211,030 EQT Corp 10,787,854
119,820 HF Sinclair Corp 4,323,106
71,801 Murphy Oil Corp 1,912,061
170,855 Ovintiv, Inc 7,213,498
98,967 (a) Par Pacific Holdings, Inc 1,654,728
326,450 Patterson-UTI Energy, Inc 2,634,452
158,000 PBF Energy, Inc 4,623,080
382,910 Permian Resources Corp 5,609,632
48,590 (a) Sable Offshore Corp 1,211,349
119,670 Sitio Royalties Corp 2,410,154
268,590 TechnipFMC plc 8,071,129
101,571 (b) Vitesse Energy, Inc 2,628,657
38,800 Weatherford International plc 2,442,460
67,379 World Fuel Services Corp 1,904,804
TOTAL ENERGY 68,189,177
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.7%
32,500 Agree Realty Corp 2,358,525
115,059 Alexander & Baldwin, Inc 2,053,803
75,714 American Assets Trust, Inc 1,838,336
31,810 American Healthcare REIT, Inc 899,905
38,394 American Homes 4 Rent 1,329,584
164,622 Americold Realty Trust, Inc 3,596,991
211,755 Brixmor Property Group, Inc 5,518,335
42,628 CareTrust REIT, Inc 1,129,642
149,240 Corporate Office Properties Trust 4,393,626
218,310 DiamondRock Hospitality Co 1,916,762

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
96,070 Equity Lifestyle Properties, Inc $ 6,287,781
122,258 Essential Properties Realty Trust, Inc 3,924,482
10,928 Federal Realty Investment Trust 1,187,109
116,796 First Industrial Realty Trust, Inc 6,235,738
54,860 Gaming and Leisure Properties, Inc 2,654,675
75,880 InvenTrust Properties Corp 2,256,671
246,630 Kimco Realty Corp 5,536,843
161,601 Kite Realty Group Trust 3,741,063
214,521 Mack-Cali Realty Corp 3,419,465
46,060 Phillips Edison & Co, Inc 1,673,360
104,716 Regency Centers Corp 7,522,797
49,613 Ryman Hospitality Properties, Inc 5,201,427
259,194 Sabra Health Care REIT, Inc 4,331,132
123,680 Tanger Factory Outlet Centers, Inc 4,059,178
179,600 Washington REIT 2,740,696
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 85,807,926
FINANCIAL SERVICES - 8.2%
217,310 Annaly Capital Management, Inc 4,435,297
133,559 Brightsphere Investment Group, Inc 3,328,290
153,432 Cannae Holdings, Inc 3,031,816
213,922 Corebridge Financial, Inc 7,222,007
91,980 Enact Holdings, Inc 3,107,084
12,100 (a) Enova International, Inc 1,359,072
65,140 (a) Flywire Corp 1,259,156
7,632 Hamilton Lane, Inc 1,214,862
129,300 Janus Henderson Group plc 5,809,449
19,169 Jefferies Financial Group, Inc 1,473,904
267,490 (a) LendingClub Corp 3,608,440
14,270 (a) Moneylion, Inc 1,241,205
72,760 (a) NCR Corp ATM 2,318,133
114,022 (a) NMI Holdings, Inc 4,403,530
580,316 (a) Payoneer Global, Inc 6,151,350
74,380 Perella Weinberg Partners 1,920,492
91,460 PROG Holdings, Inc 3,909,915
277,840 (a) Remitly Global, Inc 6,529,240
357,350 (a) Robinhood Markets, Inc 18,564,332
18,420 SEI Investments Co 1,594,804
759,160 (a) SoFi Technologies, Inc 11,979,545
84,503 StepStone Group, Inc 5,414,952
27,032 (a) StoneX Group, Inc 2,960,545
108,960 (a) Upstart Holdings, Inc 7,054,615
62,854 Victory Capital Holdings, Inc 4,159,678
147,919 Virtu Financial, Inc 5,925,635
306,890 WisdomTree, Inc 3,004,453
TOTAL FINANCIAL SERVICES 122,981,801
FOOD, BEVERAGE & TOBACCO - 1.4%
198,010 Dole plc 2,696,896
19,010 (a) Freshpet, Inc 3,040,650
36,901 Ingredion, Inc 5,034,772
261,640 Primo Brands Corp 8,469,287
45,570 (a) Vital Farms, Inc 1,999,384
TOTAL FOOD, BEVERAGE & TOBACCO 21,240,989
HEALTH CARE EQUIPMENT & SERVICES - 4.3%
139 (a) agilon health, Inc 464
177,800 (a) Alignment Healthcare, Inc 2,736,342
112,521 (a) AtriCure, Inc 4,486,212
249,450 (a),(b) BrightSpring Health Services, Inc 5,887,020
104,630 (a) Doximity, Inc 6,183,633
165,790 (a) Evolent Health, Inc 1,732,505
77,520 (a) GeneDx Holdings Corp 5,802,372
81,750 (a) Globus Medical, Inc 7,579,860
269,345 (a) Hims & Hers Health, Inc 10,041,182

Quant Small/Mid-Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
84,502 (a) LivaNova plc $ 4,220,875
84,674 (a) Privia Health Group, Inc 1,934,801
44,778 (a) RxSight, Inc 1,516,631
439,400 (a) Teladoc Health, Inc 4,464,304
12,640 Teleflex, Inc 2,278,234
41,280 (a) Tenet Healthcare Corp 5,815,939
TOTAL HEALTH CARE EQUIPMENT & SERVICES 64,680,374
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
122,885 (a) BellRing Brands, Inc 9,505,155
46,890 Energizer Holdings, Inc 1,593,791
187,900 (a) Honest Co, Inc 1,204,439
48,770 Spectrum Brands Holdings, Inc 4,123,991
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 16,427,376
INSURANCE - 3.7%
36,729 American Financial Group, Inc 5,015,712
70,179 Axis Capital Holdings Ltd 6,387,693
137,250 CNO Financial Group, Inc 5,481,765
57,590 Globe Life, Inc 7,031,163
199,200 (a) Hamilton Insurance Group Ltd 3,810,696
181,930 Old Republic International Corp 6,654,999
464,685 (a) Oscar Health, Inc 7,713,771
23,650 Primerica, Inc 6,862,521
7,659 Reinsurance Group of America, Inc (Class A) 1,745,180
60,173 Selective Insurance Group, Inc 5,062,354
TOTAL INSURANCE 55,765,854
MATERIALS - 5.0%
71,390 Avient Corp 3,062,631
130,820 (a) Axalta Coating Systems Ltd 4,701,671
15,882 Berry Global Group, Inc 1,078,706
60,688 Carpenter Technology Corp 11,716,425
27,600 (a) Clearwater Paper Corp 887,340
627,210 (a) Coeur Mining, Inc 4,139,586
185,570 Compass Minerals International, Inc 2,163,746
250,239 (a) Constellium SE 2,484,873
74,780 Crown Holdings, Inc 6,570,171
210,990 Element Solutions, Inc 5,445,652
760,490 Hecla Mining Co 4,319,583
167,580 Huntsman Corp 2,820,371
51,766 Minerals Technologies, Inc 3,969,935
45,400 Packaging Corp of America 9,654,764
45,762 Royal Gold, Inc 6,398,443
70,540 Silgan Holdings, Inc 3,881,111
83,767 Worthington Steel, Inc 2,433,431
TOTAL MATERIALS 75,728,439
MEDIA & ENTERTAINMENT - 2.1%
75,790 (a) Cargurus, Inc 2,970,968
92,280 (a) Grindr, Inc 1,646,275
193,708 (a) Integral Ad Science Holding Corp 2,035,871
259,010 (a) Magnite, Inc 4,454,972
188,320 (a) MediaAlpha, Inc 2,144,965
119,280 New York Times Co (Class A) 6,476,904
157,800 News Corp (Class A) 4,437,336
205,680 TEGNA, Inc 3,747,490
80,328 (a) Yelp, Inc 3,208,300
TOTAL MEDIA & ENTERTAINMENT 31,123,081
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
252,950 (a) ADMA Biologics, Inc 4,085,142
176,330 (a) Alkermes plc 5,559,685
360,860 (a) Amicus Therapeutics, Inc 3,457,039
111,740 (a) Apellis Pharmaceuticals, Inc 3,241,577
549,890 (a) BioCryst Pharmaceuticals, Inc 4,344,131
13,500 (a) Blueprint Medicines Corp 1,519,155

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
77,560 (a) Brooks Automation, Inc $ 4,192,118
220,201 (a) Codexis, Inc 922,642
119,853 (a) Exact Sciences Corp 6,717,761
215,243 (a) Exelixis, Inc 7,135,305
119,491 (a) Halozyme Therapeutics, Inc 6,767,970
75,647 (a) Intra-Cellular Therapies, Inc 9,613,221
31,470 (a) Jazz Pharmaceuticals plc 3,913,924
60,870 (a) Mirum Pharmaceuticals, Inc 2,975,326
118,020 (a) Myriad Genetics, Inc 1,495,313
84,067 (a) Natera, Inc 14,873,134
16,589 (a) Neurocrine Biosciences, Inc 2,518,542
17,280 (a) Praxis Precision Medicines, Inc 1,322,784
116,727 (a) PTC Therapeutics, Inc 5,355,435
142,725 QIAGEN NV 6,371,250
73,120 (a) TG Therapeutics, Inc 2,317,904
168,680 (a) Travere Therapeutics, Inc 3,451,193
70,570 (a) Twist Bioscience Corp 3,695,751
84,770 (a) Ultragenyx Pharmaceutical, Inc 3,647,653
3,463 (a) United Therapeutics Corp 1,216,102
165,202 (a) Veracyte, Inc 7,513,387
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 118,223,444
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
880,830 (a) Compass, Inc 6,386,018
134,324 (b) eXp World Holdings, Inc 1,528,607
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 7,914,625
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
22,000 (a) Ambarella, Inc 1,687,840
21,650 (a) Cirrus Logic, Inc 2,174,526
171,062 (a) Credo Technology Group Holding Ltd 11,977,761
51,657 (a) Formfactor, Inc 2,068,863
39,390 (a) MACOM Technology Solutions Holdings, Inc 5,209,328
11,660 (a) Onto Innovation, Inc 2,387,502
52,270 Power Integrations, Inc 3,257,466
44,650 (a) Rambus, Inc 2,751,333
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 31,514,619
SOFTWARE & SERVICES - 7.5%
31,790 (a) Alkami Technology, Inc 1,105,974
66,590 Amdocs Ltd 5,872,572
24,031 (a) Appfolio, Inc 5,621,091
11,230 (a) AppLovin Corp 4,150,496
16,650 (a) Aspentech Corp 4,388,107
70,690 (a) Box, Inc 2,360,339
192,993 Clear Secure, Inc 4,568,144
135,570 (a) Clearwater Analytics Holdings, Inc 3,817,651
45,030 (a) Commvault Systems, Inc 7,171,478
142,929 (a) Dynatrace, Inc 8,254,150
38,700 (a) Elastic NV 4,356,846
187,180 (a) Freshworks, Inc 3,481,548
15,400 (a) Gitlab, Inc 1,120,504
222,584 (a) Kyndryl Holdings, Inc 8,449,289
32,762 (a) Manhattan Associates, Inc 6,833,826
156,746 (a) Nutanix, Inc 10,778,639
58,610 Pegasystems, Inc 6,346,877
176,180 (a) PROS Holdings, Inc 4,161,372
34,468 (a) Q2 Holdings, Inc 3,280,319
46,194 (a) SentinelOne, Inc 1,106,346
196,660 (a) Sprinklr, Inc 1,752,241
21,247 (a) SPS Commerce, Inc 3,923,896
113,360 (a) Tenable Holdings, Inc 4,884,682
145,100 (a) Unity Software, Inc 3,221,220
60,140 (a) Weave Communications, Inc 981,485

Quant Small/Mid-Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
17,100 (a) Workiva, Inc $ 1,679,562
TOTAL SOFTWARE & SERVICES 113,668,654
TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
89,976 (a) Calix, Inc 3,570,248
160,848 (a) Extreme Networks, Inc 2,543,007
26,261 (a) Fabrinet 5,677,891
42,809 (a) Itron, Inc 4,595,974
59,850 Jabil Inc 9,720,238
99,190 Juniper Networks, Inc 3,457,763
294,420 (a) Mirion Technologies, Inc 4,663,613
34,790 (a) Plexus Corp 4,930,091
64,634 (a) Sanmina Corp 5,411,805
179,690 (a) TTM Technologies, Inc 4,418,577
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 48,989,207
TELECOMMUNICATION SERVICES - 0.2%
41,763 (a),(c) GCI Liberty, Inc 418
280,220 (a) Liberty Global Ltd 3,225,332
TOTAL TELECOMMUNICATION SERVICES 3,225,750
TRANSPORTATION - 1.4%
72,540 CH Robinson Worldwide, Inc 7,217,005
108,430 (a) GXO Logistics, Inc 4,928,143
37,484 Hub Group, Inc (Class A) 1,672,161
330,475 (a) Lyft, Inc (Class A) 4,474,632
87,066 (a) RXO, Inc 2,233,243
TOTAL TRANSPORTATION 20,525,184
UTILITIES - 2.4%
34,873 Allete, Inc 2,288,366
94,970 Clearway Energy, Inc (Class A) 2,329,614
26,474 MGE Energy, Inc 2,378,689
41,004 New Jersey Resources Corp 1,966,142
37,510 NorthWestern Corp 2,022,164
103,040 NRG Energy, Inc 10,555,418
65,050 ONE Gas, Inc 4,595,132
66,790 Pinnacle West Capital Corp 5,808,058
23,468 Vistra Corp 3,943,328
TOTAL UTILITIES 35,886,911
TOTAL COMMON STOCKS
(Cost $1,138,845,469) 1,481,025,569
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.6%
129,000 Vanguard Russell 2000 ETF 11,816,400
47,400 Vanguard Small-Cap ETF 11,832,936
TOTAL INVESTMENT COMPANIES
(Cost $23,055,739) 23,649,336
TOTAL LONG-TERM INVESTMENTS
(Cost $1,161,901,208) 1,504,674,905
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
6,142,347 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (e) 6,142,347
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $6,142,347) 6,142,347

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENT - 0.6%
$ 8,729,000 (f) Fixed Income Clearing Corporation 4 .340% 02/03/25 $ 8,729,000
TOTAL REPURCHASE AGREEMENT 8,729,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,729,000) 8,729,000
TOTAL INVESTMENTS - 100.8%
(Cost $1,176,772,555) 1,519,546,252
OTHER ASSETS & LIABILITIES, NET - (0.8)% (12,186,549)
NET ASSETS - 100.0% $ 1,507,359,703
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,220,116.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income
Clearing
Corporation, 4.340% dated 1/31/25 to be repurchased at $8,732,157 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $8,903,669.
Fund Level 1 Level 2 Level 3 Total
Quant Small/Mid Cap Equity
Long-Term Investments
:
Common stocks $1,481,025,151 $— $418 $1,481,025,569
Investment companies 23,649,336 — — 23,649,336
Investments purchased with collateral from securities lending 6,142,347 — — 6,142,347
Short-Term Investments
:
Repurchase agreement — 8,729,000 — 8,729,000
Total $1,510,816,834 $8,729,000 $418 $1,519,546,252
1 1 1 1 1

Large Cap Responsible Equity
Portfolio of Investments January 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 0.1%
82,037 (a) Aptiv plc $ 5,120,750
TOTAL AUTOMOBILES & COMPONENTS 5,120,750
BANKS - 2.8%
529,937 Citigroup, Inc 43,152,770
582,212 JPMorgan Chase & Co 155,625,268
TOTAL BANKS 198,778,038
CAPITAL GOODS - 7.1%
88,561 (a) Axon Enterprise, Inc 57,757,713
480,073 Carrier Global Corp 31,387,173
191,252 Caterpillar, Inc 71,038,643
101,538 Deere & Co 48,388,949
190,640 Eaton Corp plc 62,232,522
213,553 Illinois Tool Works, Inc 55,344,396
521,228 Ingersoll Rand, Inc 48,891,186
141,854 Quanta Services, Inc 43,635,709
55,887 Trane Technologies plc 20,273,009
16,253 United Rentals, Inc 12,320,749
38,391 W.W. Grainger, Inc 40,796,964
80,132 Xylem, Inc 9,939,573
TOTAL CAPITAL GOODS 502,006,586
COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
227,097 Automatic Data Processing, Inc 68,812,662
909,539 (a) Copart, Inc 52,689,594
62,227 Paychex, Inc 9,189,061
98,443 Verisk Analytics, Inc 28,296,456
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 158,987,773
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.1%
697,955 eBay, Inc 47,098,003
260,132 Home Depot, Inc 107,169,181
11 LKQ Corp 411
201,058 Lowe's Cos, Inc 52,283,122
3,406 (a) O'Reilly Automotive, Inc 4,408,795
16,072 Pool Corp 5,532,786
566,198 TJX Cos, Inc 70,655,849
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 287,148,147
CONSUMER DURABLES & APPAREL - 0.3%
125,492 (a) Deckers Outdoor Corp 22,257,261
TOTAL CONSUMER DURABLES & APPAREL 22,257,261
CONSUMER SERVICES - 4.0%
431,746 (a) Airbnb, Inc 56,632,123
15,082 Booking Holdings, Inc 71,451,880
111,510 (a) Expedia Group, Inc 19,062,634
269,987 McDonald's Corp 77,945,247
515,327 Starbucks Corp 55,490,411
35,725 Yum! Brands, Inc 4,662,113
TOTAL CONSUMER SERVICES 285,244,408
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
500,409 Kroger Co 30,845,211
254,808 Target Corp 35,140,571
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 65,985,782
ENERGY - 2.3%
1,216,813 Baker Hughes Co 56,192,424
546,838 ONEOK, Inc 53,136,248
270,012 Targa Resources Corp 53,138,362
TOTAL ENERGY 162,467,034
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.7%
60,407 American Tower Corp 11,172,275

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
64,949 Equinix, Inc $ 59,341,303
194,805 Iron Mountain, Inc 19,786,344
480,928 (b) Prologis, Inc 57,350,664
293,829 Welltower, Inc 40,101,782
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 187,752,368
FINANCIAL SERVICES - 12.1%
236,977 American Express Co 75,228,349
100,687 Ameriprise Financial, Inc 54,709,288
405,609 Bank of New York Mellon Corp 34,853,981
284,681 Discover Financial Services 57,246,502
14,477 Fidelity National Information Services, Inc 1,179,441
123,215 Goldman Sachs Group, Inc 78,906,886
206,460 Mastercard, Inc (Class A) 114,674,078
125,099 Moody's Corp 62,479,445
538,651 Morgan Stanley 74,565,458
141,227 Nasdaq Stock Market, Inc 11,628,631
699,465 (a) PayPal Holdings, Inc 61,958,610
142,207 S&P Global, Inc 74,148,152
254,283 Synchrony Financial 17,540,441
390,394 Visa, Inc (Class A) 133,436,669
TOTAL FINANCIAL SERVICES 852,555,931
FOOD, BEVERAGE & TOBACCO - 2.4%
1,333,631 Coca-Cola Co 84,658,896
241,511 Keurig Dr Pepper, Inc 7,752,503
519,967 PepsiCo, Inc 78,353,827
TOTAL FOOD, BEVERAGE & TOBACCO 170,765,226
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
42,106 AmerisourceBergen Corp 10,703,766
177,468 (a) Cooper Cos, Inc 17,134,535
362,022 (a) Edwards Lifesciences Corp 26,228,494
117,039 HCA, Inc 38,612,336
67,230 (a) IDEXX Laboratories, Inc 28,374,422
30,884 (a) Insulet Corp 8,597,488
102,470 McKesson Corp 60,944,033
58,137 STERIS plc 12,827,929
217,773 UnitedHealth Group, Inc 118,139,675
TOTAL HEALTH CARE EQUIPMENT & SERVICES 321,562,678
HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
324,852 Colgate-Palmolive Co 28,164,668
631,245 Procter & Gamble Co 104,780,358
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 132,945,026
INSURANCE - 3.1%
170,283 Hartford Financial Services Group, Inc 18,995,069
296,605 Marsh & McLennan Cos, Inc 64,327,692
286,843 Progressive Corp 70,689,589
140,901 Prudential Financial, Inc 17,015,205
191,155 Travelers Cos, Inc 46,867,383
TOTAL INSURANCE 217,894,938
MATERIALS - 2.0%
12,222 Avery Dennison Corp 2,269,992
335,110 Ball Corp 18,665,627
238,253 Ecolab, Inc 59,608,518
24,298 (c) International Paper Co 1,351,698
1,347,138 Newmont Goldcorp Corp 57,549,735
44,213 Steel Dynamics, Inc 5,668,107
TOTAL MATERIALS 145,113,677
MEDIA & ENTERTAINMENT - 6.0%
1,854,466 Comcast Corp (Class A) 62,421,326
350,275 Electronic Arts, Inc 43,052,300
266,660 Fox Corp (Class A) 13,647,659
293,865 Fox Corp (Class B) 14,281,839

Large Cap Responsible Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
220,137 (a) Live Nation, Inc $ 31,849,421
111,128 (a) NetFlix, Inc 108,545,385
844,021 News Corp (Class A) 23,733,871
1,298 Omnicom Group, Inc 112,653
242,060 (a) Take-Two Interactive Software, Inc 44,904,551
694,956 Walt Disney Co 78,571,725
TOTAL MEDIA & ENTERTAINMENT 421,120,730
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
116,930 Agilent Technologies, Inc 17,717,234
233,492 Amgen, Inc 66,643,287
267,433 Bristol-Myers Squibb Co 15,765,175
294,668 Danaher Corp 65,634,350
170,802 Eli Lilly & Co 138,534,086
236,511 Gilead Sciences, Inc 22,988,869
37,717 (a) Regeneron Pharmaceuticals, Inc 25,382,787
132,538 (a) Vertex Pharmaceuticals, Inc 61,190,144
3,186 (a) Waters Corp 1,323,719
27,271 West Pharmaceutical Services, Inc 9,314,410
297,921 Zoetis, Inc 50,914,699
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 475,408,760
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
263,678 (a) CBRE Group, Inc 38,164,754
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 38,164,754
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.5%
381,802 Applied Materials, Inc 68,857,991
238,473 (a) First Solar, Inc 39,948,997
2,902,917 Intel Corp 56,403,677
804,610 Lam Research Corp 65,213,640
3,760,045 Nvidia Corp 451,468,603
262,443 NXP Semiconductors NV 54,732,488
392,050 Texas Instruments, Inc 72,376,351
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 809,001,747
SOFTWARE & SERVICES - 16.8%
172,327 (a) Adobe, Inc 75,384,446
69,346 (a) Ansys, Inc 24,305,773
197,431 (a) Autodesk, Inc 61,468,168
195,557 (a) Cadence Design Systems, Inc 58,201,674
333,219 International Business Machines Corp 85,204,098
123,072 Intuit, Inc 74,029,039
1,148,688 Microsoft Corp 476,774,441
239,811 (a) PTC, Inc 46,398,632
273,325 Salesforce, Inc 93,395,153
73,314 (a) ServiceNow, Inc 74,661,511
113,804 (a) Synopsys, Inc 59,801,726
213,647 (a) Workday, Inc 55,988,333
TOTAL SOFTWARE & SERVICES 1,185,612,994
TECHNOLOGY HARDWARE & EQUIPMENT - 2.8%
2,239,534 Hewlett Packard Enterprise Co 47,455,725
1,544,887 HP, Inc 50,208,828
316,485 (a) Keysight Technologies, Inc 56,445,100
543,977 (a) Trimble Inc 40,776,516
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 194,886,169
TELECOMMUNICATION SERVICES - 0.7%
1,212,711 Verizon Communications, Inc 47,768,686
TOTAL TELECOMMUNICATION SERVICES 47,768,686
TRANSPORTATION - 1.6%
1,141,450 CSX Corp 37,519,461
151,348 Old Dominion Freight Line 28,091,702

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
416,903 United Parcel Service, Inc (Class B) $ 47,622,830
TOTAL TRANSPORTATION 113,233,993
UTILITIES - 0.5%
120,985 American Water Works Co, Inc 15,079,570
19,133 Consolidated Edison, Inc 1,793,528
383,162 Exelon Corp 15,326,480
TOTAL UTILITIES 32,199,578
TOTAL COMMON STOCKS
(Cost $4,032,107,638) 7,033,983,034
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.1%
200,000 (c) Nuveen ESG Large-Cap ETF 9,356,400
TOTAL INVESTMENT COMPANIES
(Cost $5,657,305) 9,356,400
TOTAL LONG-TERM INVESTMENTS
(Cost $4,037,764,943) 7,043,339,434
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
1,406,051 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (e) 1,406,051
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,406,051) 1,406,051
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
GOVERNMENT AGENCY DEBT - 0.1%
$ 4,455,000 Federal Home Loan Bank Discount Notes 0 .000 03/21/25 4,429,532
TOTAL GOVERNMENT AGENCY DEBT 4,429,532
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,429,761) 4,429,532
TOTAL INVESTMENTS - 99.9%
(Cost $4,043,600,755) 7,049,175,017
OTHER ASSETS & LIABILITIES, NET - 0.1% 8,456,907
NET ASSETS - 100.0% $ 7,057,631,924
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,342,858.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 49 03/21/25  $ 14,919,976 $ 14,864,762 $ (55,214)

Large Cap Responsible Equity

Portfolio of Investments January 31, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $7,033,983,034 $— $— $7,033,983,034
Investment companies 9,356,400 — — 9,356,400
Investments purchased with collateral from securities lending 1,406,051 — — 1,406,051
Short-Term Investments
:
Government agency debt — 4,429,532 — 4,429,532
Investments in Derivatives
:
Futures contracts* (55,214) — — (55,214)
Total $7,044,690,271 $4,429,532 $— $7,049,119,803
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments January 31, 2025
Social Choice Low Carbon Equity

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
Fund Level 1 Level 2 Level 3 Total

Emerging Markets Equity
Portfolio of Investments January 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.5%
COMMON STOCKS - 96.5%
BRAZIL - 5.7%
3,290,898 Arcos Dorados Holdings, Inc $ 25,504,460
15,516,171 (a) Cia Brasileira de Distribuicao 7,168,601
14,670,300 (b) Locaweb Servicos de Internet S.A. 8,434,597
474,988 (a) NU Holdings Ltd 6,288,841
2,367,600 Petroleo Brasileiro S.A. (Preference) 15,269,350
31,886,011 Raizen S.A. 10,366,684
7,703,341 Sendas Distribuidora S.A. 8,884,338
1,450,300 Vale S.A. 13,443,203
TOTAL BRAZIL 95,360,074
CHILE - 0.8%
326,548 (c) Sociedad Quimica y Minera de Chile S.A. (ADR) 12,911,708
TOTAL CHILE 12,911,708
CHINA - 27.8%
47,964,505 Agricultural Bank of China Ltd (Class A) 34,113,921
6,062,108 Alibaba Group Holding Ltd 74,360,728
50,456,000 Bank of China Ltd - H 26,102,288
78,413 (a) BeiGene Ltd (ADR) 17,642,141
1,026,751 BYD Co Ltd 38,978,432
4,095,112 China Merchants Bank Co Ltd (Class A) 23,007,663
338,917 Contemporary Amperex Technology Co Ltd 12,083,878
1,852,582 Full Truck Alliance Co Ltd (ADR) 20,860,073
408,995 Huazhu Group Ltd (ADR) 13,145,099
1,395,319 (c) HUYA, Inc (ADR) 4,883,617
269,361 (a) iClick Interactive Asia Group Ltd (ADR) 2,359,602
2,584,578 JD.com, Inc 52,572,435
1,358,630 KE Holdings, Inc (ADR) 23,680,921
867,900 (a),(b),(d) Meituan 16,518,352
73,992 (a) PDD Holdings, Inc (ADR) 8,280,445
3,708,164 (d) Ping An Insurance Group Co of China Ltd (Class A) 26,108,463
1,061,076 Tencent Holdings Ltd 55,828,707
6,488,000 (a),(b) Wuxi Biologics Cayman, Inc 15,530,397
TOTAL CHINA 466,057,162
COLOMBIA - 0.7%
6,674,162 Almacenes Exito S.A. 11,089,247
TOTAL COLOMBIA 11,089,247
HONG KONG - 2.0%
3,320,400 AIA Group Ltd 23,342,890
22,290 (a),(e) Asia Pacific Investment Partners Limited 223
1,812,362 (a) Melco Crown Entertainment Ltd (ADR) 10,711,059
TOTAL HONG KONG 34,054,172
INDIA - 16.0%
86,331 Apollo Hospitals Enterprise Ltd 6,770,884
759,632 Axis Bank Ltd 8,607,051
528,760 Dr Reddy's Laboratories Ltd 7,420,106
26,821,113 Edelweiss Financial Services Ltd 33,718,293
2,867,368 HDFC Bank Ltd 56,124,031
713,060 Infosys Technologies Ltd 15,515,695
373,398 Lupin Ltd 8,944,690
500,838 Mahindra & Mahindra Ltd 17,212,898
5,755,168 Reliance Industries Ltd 83,754,144
4,962,777 (a) Reliance Strategic Investments Ltd 13,784,152
421,314 Sun Pharmaceutical Industries Ltd 8,465,521
2,866,093 (a) Zomato Ltd 7,259,034
TOTAL INDIA 267,576,499
INDONESIA - 3.9%
54,229,500 Astra International Tbk PT 15,934,546
111,711,900 Bank Rakyat Indonesia 28,847,055

SHARES DESCRIPTION VALUE
INDONESIA (continued)
130,039,600 Telkom Indonesia Persero Tbk PT $ 20,942,807
TOTAL INDONESIA 65,724,408
KOREA, REPUBLIC OF - 11.9%
165,499 (a) Amorepacific Corp 14,694,000
225,462 Hynix Semiconductor, Inc 30,353,856
136,450 Hyundai Motor Co 19,205,206
264,161 KB Financial Group, Inc 16,550,029
304,587 LG Electronics, Inc 17,549,078
114,546 (a) Naver Corp 16,962,778
58,030 POSCO 10,338,154
1,470,725 Samsung Electronics Co Ltd 52,525,060
61,003 Samsung SDI Co Ltd 9,243,042
341,716 Shinhan Financial Group Co Ltd 11,903,271
TOTAL KOREA, REPUBLIC OF 199,324,474
MACAU - 1.0%
23,702,500 (c) Wynn Macau Ltd 17,330,610
TOTAL MACAU 17,330,610
MEXICO - 3.1%
431,721 Fomento Economico Mexicano SAB de C.V. (ADR) 36,834,436
1,239,000 Grupo Financiero Banorte S.A. de C.V. 8,562,146
3,008,105 (c) Grupo Televisa SAB (ADR) 5,775,562
TOTAL MEXICO 51,172,144
SAUDI ARABIA - 3.3%
739,683 Al Rajhi Bank 19,508,504
4,864,308 (b) Saudi Arabian Oil Co 35,995,058
TOTAL SAUDI ARABIA 55,503,562
SINGAPORE - 1.4%
5,020,913 (a) Grab Holdings Ltd 22,995,782
TOTAL SINGAPORE 22,995,782
SOUTH AFRICA - 1.4%
650,803 Aspen Pharmacare Holdings Ltd 6,218,029
109,197 Capitec Bank Holdings Ltd 17,386,236
TOTAL SOUTH AFRICA 23,604,265
TAIWAN - 16.5%
1,971,571 E Ink Holdings, Inc 16,548,492
4,062,000 Hon Hai Precision Industry Co, Ltd 21,689,591
314,000 MediaTek, Inc 13,598,406
6,721,400 Taiwan Semiconductor Manufacturing Co Ltd 224,313,855
TOTAL TAIWAN 276,150,344
UNITED STATES - 1.0%
369,359 Newmont Goldcorp Corp 15,779,017
TOTAL UNITED STATES 15,779,017
TOTAL COMMON STOCKS
(Cost $1,486,288,529) 1,614,633,468
TOTAL LONG-TERM INVESTMENTS
(Cost $1,486,288,529) 1,614,633,468
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
5,273,819 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (g) 5,273,819
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $5,273,819) 5,273,819

Emerging Markets Equity

Portfolio of Investments January 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 4.1%
GOVERNMENT AGENCY DEBT - 0.6%
$ 10,000,000 Federal Home Loan Bank Discount Notes 0 .000% 03/21/25 $ 9,942,833
TOTAL GOVERNMENT AGENCY DEBT 9,942,833
REPURCHASE AGREEMENT - 2.7%
44,887,000 (h) Fixed Income Clearing Corporation 4 .340 02/03/25 44,887,000
TOTAL REPURCHASE AGREEMENT 44,887,000
TREASURY DEBT - 0.8%
4,097,000 United States Treasury Bill 0 .000 02/04/25 4,096,521
10,000,000 United States Treasury Bill 0 .000 03/13/25 9,955,160
TOTAL TREASURY DEBT 14,051,681
TOTAL SHORT-TERM INVESTMENTS
(Cost $68,878,558) 68,881,514
TOTAL INVESTMENTS - 100.9%
(Cost $1,560,440,906) 1,688,788,801
OTHER ASSETS & LIABILITIES, NET - (0.9)% (14,723,187)
NET ASSETS - 100.0% $ 1,674,065,614
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $76,478,404 or 4.5% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,243,614.
(d) When-issued or delayed delivery security.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $44,903,234 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $45,784,890.

Fund Level 1 Level 2 Level 3 Total
Emerging Markets Equity
Long-Term Investments
:
Common stocks $317,088,958 $1,297,544,287 $223 $1,614,633,468
Investments purchased with collateral from securities lending 5,273,819 — — 5,273,819
Short-Term Investments
:
Government agency debt — 9,942,833 — 9,942,833
Repurchase agreement — 44,887,000 — 44,887,000
Treasury debt — 14,051,681 — 14,051,681
Total $322,362,777 $1,366,425,801 $223 $1,688,788,801
1 1 1 1 1

International Equity
Portfolio of Investments January 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUSTRALIA - 5.5%
4,087,975 BHP Billiton Ltd $ 100,399,370
1,508,095 Commonwealth Bank of Australia 148,822,121
20,273,599 Glencore plc 87,590,986
1,830,130 Woodside Energy Group Ltd 27,892,613
TOTAL AUSTRALIA 364,705,090
BRAZIL - 0.9%
10,467,700 Itau Unibanco Holding S.A. 60,559,533
TOTAL BRAZIL 60,559,533
DENMARK - 5.1%
559,759 DSV AS 111,511,931
2,696,642 Novo Nordisk A.S. 227,662,931
TOTAL DENMARK 339,174,862
FINLAND - 1.3%
7,050,093 Nordea Bank AB publ 83,854,175
TOTAL FINLAND 83,854,175
FRANCE - 11.7%
1,124,418 Airbus SE 194,492,180
748,195 Compagnie de Saint-Gobain 70,160,788
588,533 Essilor International S.A. 161,527,972
170,868 Kering 44,731,239
194,480 LVMH Moet Hennessy Louis Vuitton S.A. 142,243,514
1,541,366 Total S.A. 89,294,646
693,708 Vinci S.A. 75,068,138
TOTAL FRANCE 777,518,477
GERMANY - 6.8%
1,361,774 Deutsche Post AG. 49,027,692
647,341 HeidelbergCement AG. 91,091,230
2,719,841 Infineon Technologies AG. 89,424,289
1,775,231 RWE AG. 55,012,189
776,712 Siemens AG. 166,508,459
TOTAL GERMANY 451,063,859
INDIA - 1.2%
457,108 HDFC Bank Ltd (ADR) 27,719,029
1,853,107 Reliance Industries Ltd 26,968,003
9,343,684 (a) Reliance Strategic Investments Ltd 25,952,156
TOTAL INDIA 80,639,188
INDONESIA - 0.3%
82,788,895 Bank Rakyat Indonesia 21,378,348
TOTAL INDONESIA 21,378,348
ITALY - 2.5%
7,060,110 Enel S.p.A. 50,181,062
1,402,882 Moncler S.p.A 88,806,439
577,243 UniCredit S.p.A 26,508,883
TOTAL ITALY 165,496,384
JAPAN - 26.4%
1,466,700 Advantest Corp 81,089,707
4,810,070 Daiichi Sankyo Co Ltd 134,106,692
9,842,310 (a) Hitachi Ltd 247,439,785
16,657,089 Mitsubishi UFJ Financial Group, Inc 210,652,049
2,669,501 Nintendo Co Ltd 175,131,665
1,674,700 Oriental Land Co Ltd 37,637,333
3,078,014 ORIX Corp 65,016,345
2,072,467 Recruit Holdings Co Ltd 144,641,964
2,333,200 SBI Holdings, Inc 67,258,773
7,485,735 Sony Corp 165,205,252
4,484,000 (b) Sumco Corp 33,105,415
8,359,242 Sumitomo Mitsui Financial Group, Inc 205,997,609

SHARES DESCRIPTION VALUE
JAPAN (continued)
9,742,548 (a) Toyota Motor Corp $ 184,811,355
TOTAL JAPAN 1,752,093,944
KOREA, REPUBLIC OF - 0.4%
851,340 Samsung Electronics Co Ltd 30,404,518
TOTAL KOREA, REPUBLIC OF 30,404,518
MEXICO - 0.7%
312,277 Fomento Economico Mexicano SAB de C.V. (ADR) 26,643,474
3,086,700 Grupo Financiero Banorte S.A. de C.V. 21,330,732
TOTAL MEXICO 47,974,206
NETHERLANDS - 3.8%
1,028,868 Heineken NV 71,483,334
6,269,843 ING Groep NV 104,210,354
20,759,651 Koninklijke KPN NV 75,119,253
TOTAL NETHERLANDS 250,812,941
SPAIN - 3.8%
13,399,440 Banco Bilbao Vizcaya Argentaria S.A. 152,552,041
19,357,214 Banco Santander S.A. 99,196,113
TOTAL SPAIN 251,748,154
SWITZERLAND - 4.1%
499,470 Cie Financiere Richemont S.A. 96,556,805
101,566 Lonza Group AG. 64,402,200
180,369 Zurich Insurance Group AG 109,297,215
TOTAL SWITZERLAND 270,256,220
TAIWAN - 2.9%
161,438 ASML Holding NV 119,425,873
336,122 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 70,357,057
TOTAL TAIWAN 189,782,930
UNITED KINGDOM - 7.7%
1,478,671 Ashtead Group plc 96,367,796
1,268,169 AstraZeneca plc 178,019,933
21,948,745 Barclays plc 80,442,020
309,658 Reckitt Benckiser Group plc 20,477,293
2,332,403 Unilever plc 133,593,089
TOTAL UNITED KINGDOM 508,900,131
UNITED STATES - 14.5%
6,425,686 BP plc 33,241,950
1,710,314 CRH plc 169,372,395
29,717,009 Haleon plc 138,517,253
264,612 (a) Linde plc 118,048,706
506,945 Nestle S.A. 43,060,225
471,689 Novartis AG. 49,374,876
360,329 Roche Holding AG. 113,277,241
5,799,419 Shell plc 190,422,350
2,063,977 Smurfit WestRock plc 109,576,539
TOTAL UNITED STATES 964,891,535
TOTAL COMMON STOCKS
(Cost $4,749,421,336) 6,611,254,495
TOTAL LONG-TERM INVESTMENTS
(Cost $4,749,421,336) 6,611,254,495
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
20,969 (c) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (d) 20,969
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $20,969) 20,969

International Equity

Portfolio of Investments January 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
TREASURY DEBT - 0.1%
$ 3,396,000 United States Treasury Bill 0 .000% 03/13/25 $ 3,380,772
TOTAL TREASURY DEBT 3,380,772
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,379,926) 3,380,772
TOTAL INVESTMENTS - 99.7%
(Cost $4,752,822,231) 6,614,656,236
OTHER ASSETS & LIABILITIES, NET - 0.3% 22,787,532
NET ASSETS - 100.0% $ 6,637,443,768
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $237,255.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
Fund Level 1 Level 2 Level 3 Total
International Equity
Long-Term Investments
:
Common stocks $603,607,465 $6,007,647,030 $— $6,611,254,495
Investments purchased with collateral from securities lending 20,969 — — 20,969
Short-Term Investments
:
Treasury debt — 3,380,772 — 3,380,772
Total $603,628,434 $6,011,027,802 $— $6,614,656,236
1 1 1 1 1

Portfolio of Investments January 31, 2025
International Opportunities

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.7%
COMMON STOCKS - 98.7%
AUSTRALIA - 1.4%
1,767,689 Australia & New Zealand Banking Group Ltd $ 33,380,279
TOTAL AUSTRALIA 33,380,279
BRAZIL - 5.6%
684,163 (a) Empresa Brasileira de Aeronautica S.A. (ADR) 28,030,158
4,087,500 Itau Unibanco Holding S.A. 23,647,706
2,439,835 (a) NU Holdings Ltd 32,303,415
1,548,775 (a) Pagseguro Digital Ltd 11,538,374
2,655,300 (a) Petro Rio S.A. 18,624,198
2,238,011 (a) StoneCo Ltd 20,522,561
TOTAL BRAZIL 134,666,412
CANADA - 11.7%
717,365 Alimentation Couche-Tard, Inc 37,883,348
307,067 Bank of Montreal 30,399,284
591,344 Cameco Corp 29,242,711
486,747 Dollarama, Inc 46,060,698
1,152,197 (a) Lightspeed Commerce, Inc 16,608,888
3,086,658 (a),(b) NexGen Energy Ltd 20,155,079
921,152 Parex Resources, Inc 8,778,309
498,791 (a) Shopify, Inc (Class A) 58,210,301
846,253 Suncor Energy, Inc 31,751,592
TOTAL CANADA 279,090,210
CHINA - 4.9%
1,703,357 JD.com, Inc 34,647,677
1,172,600 Tencent Holdings Ltd 61,696,563
1,680,649 Tencent Music Entertainment Group (ADR) 20,134,175
TOTAL CHINA 116,478,415
DENMARK - 3.5%
205,162 Carlsberg AS (Class B) 21,488,893
622,363 Novo Nordisk A.S. 52,542,749
97,437 (a) Zealand Pharma AS 9,901,192
TOTAL DENMARK 83,932,834
FRANCE - 4.7%
152,737 Essilor International S.A. 41,919,991
77,467 L'Oreal S.A. 28,742,750
58,810 LVMH Moet Hennessy Louis Vuitton S.A. 43,013,888
TOTAL FRANCE 113,676,629
GERMANY - 5.3%
228,509 Beiersdorf AG. 30,568,558
594,760 (a) BK LC Lux Finco 2 Sarl 35,174,107
164,525 Deutsche Boerse AG. 40,643,889
316,287 Dr ING hc F Porsche AG. 20,137,753
TOTAL GERMANY 126,524,307
INDIA - 2.3%
946,652 Axis Bank Ltd 10,726,092
411,768 (c) LTIMindtree Ltd 27,971,560
5,857,167 (a) Reliance Strategic Investments Ltd 16,268,327
TOTAL INDIA 54,965,979
INDONESIA - 0.9%
86,868,400 Bank Rakyat Indonesia 22,431,787
TOTAL INDONESIA 22,431,787
ITALY - 4.3%
734,877 (b) Amplifon S.p.A. 19,638,737
2,626,022 (b) Davide Campari-Milano NV 15,149,823
91,218 Ferrari NV 39,135,688

International Opportunities

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ITALY (continued)
461,797 Moncler S.p.A $ 29,233,070
TOTAL ITALY 103,157,318
JAPAN - 10.4%
139,000 Disco Corp 40,229,823
202,900 (a) Hoya Corp 27,246,598
2,100,600 MonotaRO Co Ltd 36,190,421
1,381,800 Murata Manufacturing Co Ltd 21,709,175
541,400 Recruit Holdings Co Ltd 37,785,480
712,800 Shin-Etsu Chemical Co Ltd 22,098,376
39,000 SMC Corp 14,757,063
981,700 TechnoPro Holdings, Inc 19,595,286
178,600 Tokyo Electron Ltd 30,126,938
TOTAL JAPAN 249,739,160
NETHERLANDS - 2.7%
18,806 (a),(c) Adyen NV 30,355,086
2,035,330 ING Groep NV 33,828,990
TOTAL NETHERLANDS 64,184,076
NORWAY - 1.8%
976,076 Aker BP ASA 20,373,085
906,566 Equinor ASA 21,833,529
TOTAL NORWAY 42,206,614
PHILIPPINES - 0.9%
7,992,434 BDO Unibank, Inc 18,840,199
5,869,880 Robinsons Retail Holdings, Inc 3,439,088
TOTAL PHILIPPINES 22,279,287
PORTUGAL - 0.9%
1,065,794 Jeronimo Martins SGPS S.A. 21,062,729
TOTAL PORTUGAL 21,062,729
SPAIN - 1.2%
393,179 Amadeus IT Holding S.A. 28,771,875
142,139 (a),(b),(d) Let's GOWEX S.A. 1,475
TOTAL SPAIN 28,773,350
SWEDEN - 0.6%
197,224 (c) Evolution AB 15,130,948
TOTAL SWEDEN 15,130,948
SWITZERLAND - 6.9%
312,650 (a) Galderma Group AG. 38,002,037
6,130 Givaudan S.A. 26,835,366
74,340 Lonza Group AG. 47,138,408
867,359 (a) On Holding AG. 51,937,457
TOTAL SWITZERLAND 163,913,268
TAIWAN - 10.2%
273,000 Alchip Technologies Ltd 25,397,110
67,250 ASML Holding NV 49,749,067
1,281,000 Eclat Textile Co Ltd 20,408,850
3,667,000 Taiwan Semiconductor Manufacturing Co Ltd 122,379,105
392,000 Wiwynn Corp 25,841,598
TOTAL TAIWAN 243,775,730
UNITED KINGDOM - 8.6%
781,329 Ashtead Group plc 50,920,694
1,871,027 Beazley plc 19,318,941
1,082,864 Compass Group plc 37,309,394
737,259 Fevertree Drinks plc 7,323,167
174,489 (a) Flutter Entertainment plc 46,792,856
560,194 RELX plc 27,817,231
8,564,778 Tritax Big Box REIT plc 15,515,036
TOTAL UNITED KINGDOM 204,997,319
UNITED STATES - 9.9%
203,747 (a),(b) ARM Holdings plc (ADR) 32,507,834
480,518 CRH plc 47,585,698
173,691 Ferguson Enterprises, Inc 31,294,397

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
81,074 (a) Linde plc $ 36,168,733
74,846 (a) Lululemon Athletica, Inc 31,001,213
66,780 Roche Holding AG. 20,993,742
686,571 Smurfit WestRock plc 36,450,054
TOTAL UNITED STATES 236,001,671
TOTAL COMMON STOCKS
(Cost $1,692,310,707) 2,360,368,322
TOTAL LONG-TERM INVESTMENTS
(Cost $1,692,310,707) 2,360,368,322
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
20,906,027 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (f) 20,906,027
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $20,906,027) 20,906,027
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.8%
GOVERNMENT AGENCY DEBT - 0.8%
$ 20,000,000 Federal Home Loan Bank Discount Notes 0 .000 03/21/25 19,885,667
TOTAL GOVERNMENT AGENCY DEBT 19,885,667
REPURCHASE AGREEMENT - 0.4%
8,453,000 (g) Fixed Income Clearing Corporation 4 .340 02/03/25 8,453,000
TOTAL REPURCHASE AGREEMENT 8,453,000
TREASURY DEBT - 0.6%
4,685,000 United States Treasury Bill 0 .000 02/04/25 4,684,452
5,000,000 United States Treasury Bill 0 .000 02/18/25 4,991,151
5,000,000 United States Treasury Bill- When Issued 0 .000 02/25/25 4,987,018
TOTAL TREASURY DEBT 14,662,621
TOTAL SHORT-TERM INVESTMENTS
(Cost $42,998,790) 43,001,288
TOTAL INVESTMENTS - 101.4%
(Cost $1,756,215,524) 2,424,275,637
OTHER ASSETS & LIABILITIES, NET - (1.4)% (32,353,849)
NET ASSETS - 100.0% $ 2,391,921,788
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $46,398,269.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $73,457,594 or 3.0% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $8,456,057 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 6/15/27, valued at $8,622,101.

International Opportunities

Portfolio of Investments January 31, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
International Opportunities
Long-Term Investments
:
Common stocks $828,410,348 $1,531,956,499 $1,475 $2,360,368,322
Investments purchased with collateral from securities lending 20,906,027 — — 20,906,027
Short-Term Investments
:
Government agency debt — 19,885,667 — 19,885,667
Repurchase agreement — 8,453,000 — 8,453,000
Treasury debt — 14,662,621 — 14,662,621
Total $849,316,375 $1,574,957,787 $1,475 $2,424,275,637
1 1 1 1 1

Portfolio of Investments January 31, 2025
Quant International Small Cap Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 98.8%
AUSTRALIA - 6.2%
1,508,057 Abacus Property Group $ 1,073,330
1,167,649 Abacus Storage King 840,559
1,135,145 AGL Energy Ltd 8,074,606
905,876 Austal Ltd 2,145,664
1,436,921 Challenger Financial Services Group Ltd 5,581,059
34,506 Codan Ltd 340,948
1,715,980 Deterra Royalties Ltd 4,291,262
2,231,672 G8 Education Ltd 1,928,528
2,562,174 Gold Road Resources Ltd 3,882,860
639,240 Growthpoint Properties Australia Ltd 951,654
214,229 HMC Capital Ltd 1,244,021
1,367,711 Macquarie CountryWide Trust 2,746,680
768,490 Magellan Financial Group Ltd 4,950,784
222,518 Netwealth Group Ltd 4,301,414
1,211,058 (a) Nuix Ltd 3,343,596
74,491 Objective Corp Ltd 762,896
1,044,343 oOh!media Ltd 752,723
3,617,870 Perenti Ltd 3,130,574
3,924,391 Ramelius Resources Ltd 5,913,796
194,440 Steadfast Group Ltd 698,512
450,810 Technology One Ltd 8,571,353
1,989,110 Ventia Services Group Pty Ltd 4,675,981
3,331,971 Westgold Resources Ltd 5,248,895
TOTAL AUSTRALIA 75,451,695
BELGIUM - 0.9%
115,307 Colruyt S.A. 4,246,493
77,912 Fagron NV 1,545,392
43,756 KBC Ancora 2,352,897
421,009 Proximus plc 2,332,400
TOTAL BELGIUM 10,477,182
BERMUDA - 0.1%
303,300 Conduit Holdings Ltd 1,707,002
TOTAL BERMUDA 1,707,002
BRAZIL - 1.6%
704,300 (a) Alpargatas S.A. 747,198
628,746 (a) Embraer S.A. 6,422,966
497,200 Grendene S.A. 486,646
4,850,400 (b) Locaweb Servicos de Internet S.A. 2,788,707
1,778,700 Lojas Renner S.A. 4,154,525
554,304 (a) VTEX 3,697,208
301,200 Wilson Sons Holdings Brasil S.A. 874,627
TOTAL BRAZIL 19,171,877
BURKINA FASO - 0.6%
1,175,421 (a) Iamgold Corp 7,311,251
TOTAL BURKINA FASO 7,311,251
CANADA - 6.7%
1,284,667 (c) Algonquin Power & Utilities Corp 5,719,060
178,592 Atco Ltd 5,680,881
2,383,253 B2Gold Corp 5,755,818
43,834 (c) Badger Infrastructure Solutions Ltd 1,191,346
95,248 Boardwalk REIT 4,105,884
94,046 Boralex, Inc 1,672,101
1,263,520 (a) Calibre Mining Corp 2,251,706
231,378 (c) Canaccord Financial, Inc 1,566,560
863,042 Centerra Gold, Inc 5,397,909
37,134 Colliers International Group, Inc 5,283,613
153,588 (a) dentalcorp Holdings Ltd 799,987
32,904 Evertz Technologies Ltd 294,321

Quant International Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CANADA (continued)
129,196 (c) Exchange Income Corp $ 4,971,915
39,044 (a) Fortuna Silver Mines, Inc 197,725
76,418 (c) Innergex Renewable Energy, Inc 382,787
2,340 Lassonde Industries, Inc 293,162
329,787 Maple Leaf Foods, Inc 4,846,906
301,446 Primaris REIT 3,096,700
177,533 (c) Savaria Corp 2,297,723
194,070 Slate Grocery REIT 1,876,137
327,502 SmartCentres REIT 5,534,420
81,671 Sprott, Inc 3,546,466
1,067,367 (c) Superior Plus Corp 4,421,199
146,597 Topaz Energy Corp 2,526,752
37,772 Transcontinental, Inc 475,090
569,331 (a) Wesdome Gold Mines Ltd 5,625,344
7,207 (c) Westshore Terminals Investment Corp 115,939
50,479 Winpak Ltd 1,501,849
TOTAL CANADA 81,429,300
CAYMAN ISLANDS - 0.1%
134,379 Patria Investments Ltd 1,597,766
TOTAL CAYMAN ISLANDS 1,597,766
CHINA - 4.0%
1,816,500 (a) ANE Cayman, Inc 1,664,525
276,000 China Everbright Ltd 173,505
1,436,000 China Foods Ltd 493,542
4,580,000 (d) China Lesso Group Holdings Ltd 1,996,037
1,914,749 China XLX Fertiliser Ltd 1,000,145
4,565,760 (a),(e) China Zhongwang Holdings Ltd 5,860
2,055,000 Consun Pharmaceutical Group Ltd 2,078,777
1,480,000 COSCO SHIPPING International Hong Kong Co Ltd 832,299
7,334,000 (c) Gemdale Properties & Investment Corp Ltd 255,424
816,000 (b),(c) Greentown Management Holdings Co Ltd 306,497
2,334,000 Harbin Power Equipment 952,556
786,500 JNBY Design Ltd 1,662,956
161,200 (a) JOYY, Inc (ADR) 6,988,020
9,846,000 (a),(c) Kingsoft Cloud Holdings Ltd 8,155,132
6,513,000 Lonking Holdings Ltd 1,415,631
1,935,195 Lufax Holding Ltd (ADR) 4,470,300
90,400 (c) Shanghai Chicmax Cosmetic Co Ltd 419,189
9,364,000 Shougang Fushan Resources Group Ltd 2,867,354
10,587,000 Sihuan Pharmaceutical Holdings Group Ltd 806,785
4,798,000 Sinopec Kantons Holdings Ltd 2,703,220
1,476,000 Xinhua Winshare Publishing and Media Co Ltd 2,053,008
3,317,200 Yangzijiang Shipbuilding Holdings Ltd 7,428,797
TOTAL CHINA 48,729,559
COLOMBIA - 0.0%
42,794 Frontera Energy Corp 240,566
TOTAL COLOMBIA 240,566
DENMARK - 0.9%
1,771,032 Alm Brand AS 3,690,386
10,559 cBrain A.S. 283,787
73,507 Cementir Holding NV 892,893
27,106 D/S Norden 770,681
513,018 H Lundbeck A.S. 3,143,736
116,298 (b) Scandinavian Tobacco Group A.S. 1,671,724
18,539 Sydbank AS 985,028
TOTAL DENMARK 11,438,235
FINLAND - 0.6%
1,333,829 Mandatum Holding Oy 6,593,407
11,554 Puuilo Oyj 122,618
TOTAL FINLAND 6,716,025
FRANCE - 2.1%
30,434 Antin Infrastructure Partners S.A. 355,847

SHARES DESCRIPTION VALUE
FRANCE (continued)
71,842 Carmila S.A. $ 1,244,633
13,435 Cie des Alpes 228,017
368,269 (a),(b) Elior Group S.A. 996,745
132,970 Elis S.A. 2,722,150
6,296 Esso SA Francaise 729,238
124,374 Societe Television Francaise 1 980,741
224,915 SPIE S.A. 7,495,839
250,647 (a) Ubisoft Entertainment 2,892,055
34,628 Vicat S.A. 1,444,187
2,041,566 Vivendi Universal S.A. 5,770,467
TOTAL FRANCE 24,859,919
GERMANY - 2.3%
69,543 Bilfinger Berger AG. 3,576,952
370,124 (a) Ceconomy AG 1,144,198
1,985 Cewe Stiftung & Co KGAA 210,454
1,509 Einhell Germany AG. 99,249
188,371 Hensoldt AG. 7,573,828
11,795 Hornbach Holding AG. & Co KGaA 904,618
166,750 KION Group AG. 6,192,133
35,025 (a),(b) Montana Aerospace AG. 625,316
113,963 Softwareone Holding AG. 745,780
466,324 (a),(b) TeamViewer SE 5,522,529
152,572 (a) TUI AG. 1,290,657
TOTAL GERMANY 27,885,714
GREECE - 0.1%
86,525 Athens International Airport S.A. 769,252
39,311 Holding CO ADMIE IPTO S.A. 109,294
31,000 Sarantis S.A. 366,617
TOTAL GREECE 1,245,163
HONG KONG - 0.8%
390,000 (a),(d) Super Hi International Holding Ltd 933,680
2,878,000 Wasion Holdings Ltd 2,852,883
2,588,000 Yue Yuen Industrial Holdings 5,515,459
TOTAL HONG KONG 9,302,022
INDIA - 7.2%
6,061 3M India Ltd 2,083,089
313,890 (a) Affle India Ltd 5,436,743
3,999 Akzo Nobel India Ltd 174,693
18,271 Anveshan Heavy Engineering Ltd 593,727
89,394 Bajaj Electricals Ltd 723,068
2,918 Bharat Bijlee Ltd 108,694
185,986 Bharat Dynamics Ltd 2,788,756
149,779 Central Depository Services India Ltd 2,252,967
89,184 Concord Biotech Ltd 2,212,426
10,807 Data Patterns India Ltd 273,820
179,786 DB Corp Ltd 541,782
9,568 ESAB India Ltd 552,405
190,870 Finolex Cables Ltd 2,200,811
942,198 Fortis Healthcare Ltd 6,936,446
263,774 GE T&D India Ltd 5,409,353
12,419 GlaxoSmithKline Pharmaceuticals Ltd 282,777
16,551 (a) Glenmark Life Sciences Ltd 228,900
289,956 Glenmark Pharmaceuticals Ltd 4,852,264
28,344 (a) Go Fashion India Ltd 291,564
23,483 Ingersoll Rand India Ltd 1,013,492
114,441 JB Chemicals & Pharmaceuticals Ltd 2,326,157
153,070 Kansai Nerolac Paints Ltd 410,662
64,652 Kirloskar Pneumatic Co Ltd 843,411
186,563 LT Foods Ltd 836,945
9,738 Maharashtra Scooters Ltd 1,046,790
404,625 Maharashtra Seamless Ltd 2,886,720
1,228,627 National Aluminium Co Ltd 2,851,077

Quant International Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
INDIA (continued)
1,557,038 NCC Ltd $ 4,506,393
86,393 NESCO Ltd 957,516
668,494 Paisalo Digital Ltd 333,125
128,880 (a) Poonawalla Fincorp Ltd 459,967
8,517 Procter & Gamble Health Ltd 529,273
2,060,851 Rain Industries Ltd 3,431,120
2,004,104 (a) Reliance Energy Ltd 5,770,224
13,089 SKF India Ltd 609,324
702,371 (a) Star Health & Allied Insurance Co Ltd 3,504,792
208,648 Symphony Ltd 2,990,093
76,529 Tanla Platforms Ltd 485,933
632,262 TD Power Systems Ltd 2,669,110
185,375 Techno Electric & Engineering Co Ltd 2,292,883
814,349 Triveni Turbine Ltd 6,262,573
407,235 V-Guard Industries Ltd 1,709,974
TOTAL INDIA 86,671,839
INDONESIA - 0.5%
1,133,400 Cisarua Mountain Dairy PT TBK 341,411
712,075 Indo Tambangraya Megah Tbk PT 1,130,364
32,966,437 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,162,927
38,457,825 PT Perusahaan Gas Negara Persero Tbk 3,765,590
TOTAL INDONESIA 6,400,292
IRELAND - 0.1%
17,819 COSMO Pharmaceuticals NV 1,289,346
TOTAL IRELAND 1,289,346
ISRAEL - 3.1%
65,131 Camtek Ltd 5,745,308
268,251 (a) Cellebrite DI Ltd 6,448,754
10,393 Formula Systems 1985 Ltd 956,041
27,940 Matrix IT Ltd 687,508
36,496 (a) Nova Measuring Instruments Ltd 8,767,582
33,029 Plus500 Ltd 1,158,960
68,461 (a) Radware Ltd 1,523,257
55,402 Sapiens International Corp NV 1,493,359
288,326 (a) SimilarWeb Ltd 4,673,764
311,610 (c) ZIM Integrated Shipping Services Ltd 5,546,658
TOTAL ISRAEL 37,001,191
ITALY - 1.3%
783,828 Banca Popolare di Sondrio SPA 7,237,675
355,222 (a) Fincantieri S.p.A 2,761,456
811,463 MFE-MediaForEurope NV 2,638,954
233,190 (b) Technogym S.p.A 2,712,583
TOTAL ITALY 15,350,668
JAPAN - 22.1%
309,300 AEON Financial Service Co Ltd 2,499,362
60,700 Aichi Corp 560,874
434,700 (c) Anritsu Corp 3,995,096
9,100 Argo Graphics, Inc 288,417
18,900 Axial Retailing, Inc 108,468
15,100 C Uyemura & Co Ltd 1,000,973
64,600 (a) Canon Electronics, Inc 1,057,730
53,400 (c) Central Glass Co Ltd 1,129,730
92,500 Chudenko Corp 1,925,701
888,800 (c) Chugoku Electric Power Co, Inc 4,950,422
164,600 COLOPL, Inc 522,818
60,400 (a),(c) Cover Corp 1,080,729
129,900 (c) Curves Holdings Co Ltd 615,566
185,700 Cybozu, Inc 3,277,583
128,600 Dai-Dan Co Ltd 3,048,672
20,400 Doshisha Co Ltd 279,507
387,400 Electric Power Development Co 6,111,551
62,300 FCC Co Ltd 1,243,722

SHARES DESCRIPTION VALUE
JAPAN (continued)
320,700 Fuji Machine Manufacturing Co Ltd $ 4,842,831
836 Global One Real Estate Investment Corp 567,212
159,800 Glory Ltd 2,716,376
109,600 G-Tekt Corp 1,209,398
347,000 (a) GungHo Online Entertainment, Inc 7,276,874
162,900 Heiwa Corp 2,448,217
51,500 Hirose Electric Co Ltd 6,156,006
166,400 Hosiden Corp 2,255,264
93,600 Inaba Denki Sangyo Co Ltd 2,229,364
111,100 Ishikawajima-Harima Heavy Industries Co Ltd 6,646,914
45,700 Itochu Enex Co Ltd 467,700
58,300 Itoham Yonekyu Holdings, Inc 1,449,828
249,100 JAC Recruitment Co Ltd 1,095,249
438,400 Jafco Co Ltd 6,407,527
330,300 (c) Japan Aviation Electronics Industry Ltd 5,979,459
136,900 Justsystems Corp 2,959,751
96,300 (c) K&O Energy Group, Inc 2,023,952
117,900 Kanamoto Co Ltd 2,372,562
478,900 Kandenko Co Ltd 7,664,897
6,382 Kenedix Realty Investment Corp 6,372,345
621,100 (c) Kobe Steel Ltd 6,613,121
68,700 (a),(c) M&A Research Institute Holdings, Inc 684,410
68,100 Maeda Kosen Co Ltd 843,415
100,500 Matsui Securities Co Ltd 528,703
16,400 Maxvalu Tokai Co Ltd 345,251
197,300 MCJ Co Ltd 1,728,871
10,300 Mitsubishi Research Institute, Inc 320,464
11,000 Mitsui Mining & Smelting Co Ltd 324,311
233,700 Mixi Inc 4,846,009
23,400 Modec, Inc 481,024
848,000 Monex Group, Inc 4,955,699
73,600 Morita Holdings Corp 1,055,835
40,800 (c) Namura Shipbuilding Co Ltd 523,856
174,700 Nihon Parkerizing Co Ltd 1,424,637
49,400 Nikkiso Co Ltd 322,755
104,900 Nippon Ceramic Co Ltd 1,643,070
41,300 Nippon Densetsu Kogyo Co Ltd 543,682
209,200 Nippon Light Metal Holdings Co Ltd 2,142,467
19,500 (c) Nishio Rent All Co Ltd 536,111
37,800 Nitta Corp 878,098
10,500 Nittetsu Mining Co Ltd 320,264
26,600 Noevir Holdings Co Ltd 792,557
249,700 Nomura Co Ltd 1,470,566
90,300 OBIC Business Consultants Ltd 4,526,681
164,900 Ohsho Food Service Corp 3,070,166
417,900 Oki Electric Industry Co Ltd 2,612,848
199,400 Orient Corp 1,049,473
551,400 Pigeon Corp 5,225,364
18,300 Plus Alpha Consulting Co Ltd 211,151
132,300 Prima Meat Packers Ltd 1,868,964
251,100 Raito Kogyo Co Ltd 3,544,629
181,500 (c) Rorze Corp 1,978,670
33,300 Ryoshoku Ltd 1,067,448
26,800 (c) Ryoyo Ryosan Holdings, Inc 433,442
139,000 Sangetsu Co Ltd 2,583,446
136,600 Sanki Engineering Co Ltd 2,750,221
542,800 Santen Pharmaceutical Co Ltd 5,462,098
7,700 Sanwa Shutter Corp 240,994
46,700 Sanyo Chemical Industries Ltd 1,177,793
27,800 Sega Sammy Holdings, Inc 538,068
103,100 Shiga Bank Ltd 3,063,649
99,800 Shimamura Co Ltd 5,678,713

Quant International Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
28,200 Shinko Plantech Co Ltd $ 281,657
233,600 Shinmaywa Industries Ltd 2,034,290
36,000 (a) Shinnihon Corp 371,106
57,540 (c) Shinwa Kaiun Kaisha Ltd 1,452,170
119,400 Shizuoka Gas Co Ltd 772,984
110,400 SMS Co Ltd 1,182,188
155,700 Square Enix Co Ltd 6,310,993
33,300 (c) Sumitomo Densetsu Co Ltd 1,067,643
29,700 Sumitomo Osaka Cement Co Ltd 633,321
93,500 Sun Frontier Fudousan Co Ltd 1,208,696
225,600 Suzuken Co Ltd 7,041,729
1,977,000 Systena Corp 4,520,030
7,100 Taihei Dengyo Kaisha Ltd 220,197
136,800 Taikisha Ltd 4,117,491
192,200 (c) Takeuchi Manufacturing Co Ltd 6,727,733
157,400 TechMatrix Corp 2,553,322
81,900 TKC 2,010,483
170,400 Toenec Corp 1,123,286
70,400 Tokyo Kiraboshi Financial Group, Inc 2,177,103
23,200 TOMONY Holdings, Inc 67,356
85,800 Torii Pharmaceutical Co Ltd 2,745,425
257,100 Toyoda Gosei Co Ltd 4,594,931
121,800 Toyota Boshoku Corp 1,616,685
246,900 Tsubakimoto Chain Co 3,033,642
164,500 UACJ Corp 5,651,620
120,800 (a) Visional, Inc 5,992,489
176,300 Yurtec Corp 1,980,237
157,500 Zenkoku Hosho Co Ltd 5,587,750
510,400 ZIGExN Co Ltd 1,520,658
34,500 Zuken, Inc 1,086,314
TOTAL JAPAN 266,931,170
KOREA, REPUBLIC OF - 3.5%
14,012 (a) AfreecaTV Co Ltd 769,357
96,614 Cheil Worldwide, Inc 1,138,585
18,981 (a) CJ ENM Co Ltd 697,772
150,568 CS Wind Corp 4,305,425
41,495 (d) Daishin Securities Co Ltd PF 455,260
516,797 DGB Financial Group, Inc 3,267,070
40,465 (a) Eugene Technology Co Ltd 1,017,320
465,816 Hanwha General Insurance Co Ltd 1,298,468
1,733,715 Hanwha Life Insurance Co Ltd 2,962,689
33,587 (a) HSD Engine Co Ltd 524,547
301,504 Hyundai Marine & Fire Insurance Co Ltd 5,117,190
28,723 (d) K Car Co Ltd 262,788
30,903 (a) Kangwon Land, Inc 355,467
177,695 (a) KEPCO Plant Service & Engineering Co Ltd 5,658,085
22,062 Korea Electric Terminal Co Ltd 1,189,862
49,300 (a) Korea Gas Corp 1,154,799
23,987 Medytox, Inc 1,942,252
995 (a) NongShim Co Ltd 238,191
77,897 (a) Orion Holdings Corp 811,246
141,581 (a) Poongsan Corp 5,133,421
6,758 S1 Corp (Korea) 276,978
74,246 Samsung Securities Co Ltd 2,315,925
2,849 Shinyoung Securities Co Ltd 148,701
97,218 (d) Tongyang Life Insurance Co Ltd 309,191
38,109 (a),(d) Webzen, Inc 361,216
TOTAL KOREA, REPUBLIC OF 41,711,805
KUWAIT - 0.2%
154,339 Boursa Kuwait Securities Co KPSC 1,220,111

SHARES DESCRIPTION VALUE
KUWAIT (continued)
167,116 Humansoft Holding Co KSC $ 1,390,422
TOTAL KUWAIT 2,610,533
MALAYSIA - 0.7%
553,200 Bermaz Auto Bhd 158,644
850,500 Bursa Malaysia BHD 1,591,946
2,366,200 (a) Greatech Technology Bhd 1,058,551
2,710,500 KPJ Healthcare Bhd 1,369,732
1,657,700 Malakoff Corp Bhd 323,128
445,400 Ta Ann Holdings Bhd 401,684
451,000 United Plantations BHD 3,095,783
765,400 VS Industry Bhd 179,320
TOTAL MALAYSIA 8,178,788
MEXICO - 0.5%
746,765 (b) Banco del Bajio S.A. 1,705,285
1,227,575 Bolsa Mexicana de Valores SAB de C.V. 1,889,169
461,423 Concentradora Fibra Danhos S.A. de C.V. 472,512
1,112,842 (b) FIBRA Macquarie Mexico 1,695,954
84,800 (c) Qualitas Controladora SAB de C.V. 705,303
TOTAL MEXICO 6,468,223
NETHERLANDS - 0.7%
113,343 Arcadis NV 6,470,814
33,688 Van Lanschot Kempen NV 1,657,488
TOTAL NETHERLANDS 8,128,302
NORWAY - 1.3%
746,048 Aker Solutions ASA 2,118,303
739,401 MPC Container Ships ASA 1,201,991
46,099 Stolt-Nielsen Ltd 1,193,336
567,196 Storebrand ASA 6,678,621
524,141 Wallenius Wilhelmsen ASA 4,234,823
TOTAL NORWAY 15,427,074
PHILIPPINES - 0.2%
3,488,500 DMCI Holdings, Inc 651,408
2,708,500 LT Group, Inc 494,623
381,500 Puregold Price Club, Inc 161,428
1,691,600 Semirara Mining & Power Corp 1,002,679
TOTAL PHILIPPINES 2,310,138
POLAND - 0.1%
388,957 Telekomunikacja Polska S.A. 762,715
56,521 Warsaw Stock Exchange 576,823
TOTAL POLAND 1,339,538
PORTUGAL - 0.3%
395,435 NOS SGPS S.A. 1,392,712
1,793,770 Sonae SPGS S.A. 1,676,633
TOTAL PORTUGAL 3,069,345
QATAR - 0.2%
4,045,995 Vodafone Qatar QSC 2,289,138
TOTAL QATAR 2,289,138
RUSSIA - 0.0%
81,310 (a),(e) Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 0.6%
1,424,519 Abdullah Al Othaim Markets Co 4,063,869
125,125 Al Masane Al Kobra Mining Co 2,087,906
158,011 Arabian Cement Co 1,135,361
17,186 Eastern Province Cement Co 163,580
4,705 Jadwa REIT Saudi Fund 12,845
TOTAL SAUDI ARABIA 7,463,561
SINGAPORE - 1.4%
386,124 Hafnia Ltd 2,034,831
4,873,800 NetLink NBN Trust 3,084,230
2,737,200 Riverstone Holdings Ltd 2,050,495

Quant International Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SINGAPORE (continued)
756,200 Sheng Siong Group Ltd $ 905,690
1,873,100 (c) UMS Holdings Ltd 1,442,731
553,100 Venture Corp Ltd 5,132,995
6,700,800 Yangzijiang Financial Holding Ltd 2,334,240
TOTAL SINGAPORE 16,985,212
SOUTH AFRICA - 0.6%
139,571 Coronation Fund Managers Ltd 273,726
96,915 Investec Ltd 618,524
2,902,198 Momentum Metropolitan Holdings 4,475,435
329,174 Resilient REIT Ltd 1,021,748
52,418 Santam Ltd 1,027,682
TOTAL SOUTH AFRICA 7,417,115
SPAIN - 1.4%
19,990 Construcciones y Auxiliar de Ferrocarriles S.A. 740,334
318,290 Faes Farma S.A. (Sigma) 1,168,887
211,290 Fluidra S.A. 5,424,874
361,427 Sol Melia S.A. 2,691,674
4,758,469 (b) Unicaja Banco S.A. 6,770,847
TOTAL SPAIN 16,796,616
SWEDEN - 3.7%
173,510 (b) AcadeMedia AB 1,070,373
57,387 (b) Ambea AB 481,100
607,012 Arjo AB 2,178,888
272,057 (b) Attendo AB 1,258,728
60,791 Avanza Bank Holding AB 1,822,966
131,214 BioGaia AB 1,436,658
92,969 Bure Equity AB 3,382,300
67,228 Clas Ohlson AB (B Shares) 1,434,916
235,533 Cloetta AB 601,164
1,808,479 (c) Corem Property Group AB 958,965
133,421 Creades AB 962,973
193,691 (a),(c) Embracer Group AB 3,916,363
22,894 Hemnet Group AB 760,758
40,093 Investment AB Oresund 429,559
2,416 INVISIO AB 71,906
103,838 Inwido AB 1,910,474
30,763 Loomis AB 979,133
204,333 (a) Modern Times Group MTG AB 1,897,342
104,862 Paradox Interactive AB 2,052,260
413,660 (b) Scandic Hotels Group AB 2,877,983
65,629 (a) Sdiptech AB 1,343,687
118,015 SwedenCare AB 533,180
52,200 Synsam AB 232,098
119,834 Trelleborg AB (B Shares) 4,512,016
705,721 Truecaller AB 4,196,028
46,814 VBG Group AB 1,394,337
219,731 Wihlborgs Fastigheter AB 2,177,148
TOTAL SWEDEN 44,873,303
SWITZERLAND - 3.0%
153,055 Accelleron Industries AG. 7,648,947
11,792 Belimo Holding AG. 8,605,077
8,237 Burkhalter Holding AG. 890,778
621 Forbo Holding AG. 594,658
2,568 Intershop Holding AG. 384,601
265,445 IWG plc 563,854
7,496 Kaba Holding AG. 5,382,576
73,489 Landis&Gyr Group AG. 5,023,200
3,208 Rieter Holding AG. 310,561
627 Siegfried Holding AG. 704,248
36,449 Sulzer AG. 5,916,718

SHARES DESCRIPTION VALUE
SWITZERLAND (continued)
674 TX Group AG. $ 137,945
TOTAL SWITZERLAND 36,163,163
TAIWAN - 6.9%
388,000 Bizlink Holding, Inc 7,342,787
628,000 Chenbro Micom Co Ltd 4,952,164
1,227,000 Chicony Electronics Co Ltd 5,681,983
3,620,000 ChipMOS Technologies, Inc 3,464,589
1,151,000 Dynapack International Technology Corp 7,141,058
19,000 ECOVE Environment Corp 166,590
326,000 Ever Supreme Bio Technology Co Ltd 1,772,775
271,700 Fortune Electric Co Ltd 4,596,322
160,000 Foxconn Technology Co Ltd 379,068
637,000 Foxsemicon Integrated Technology, Inc 5,884,716
97,000 GFC Ltd 304,880
1,152,000 Greatek Electronics, Inc 2,154,005
238,000 ITE Technology, Inc 1,018,996
105,000 Johnson Health Tech Co Ltd 600,500
775,000 Kindom Development Co Ltd 1,197,385
570,000 King Yuan Electronics Co Ltd 1,907,453
22,000 Lotes Co Ltd 1,239,540
966,000 LuxNet Corp 7,037,907
3,137,000 Pan-International Industrial 3,840,029
244,000 Parade Technologies Ltd 5,165,995
425,000 RichWave Technology Corp 2,554,140
543,000 Shin Zu Shing Co Ltd 3,461,007
2,586,000 Sigurd Microelectronics Corp 5,479,473
478,000 Sinbon Electronics Co Ltd 3,802,068
197,000 Sunonwealth Electric Machine Industry Co Ltd 577,917
189,000 VisEra Technologies Co Ltd 1,845,139
34,000 Wowprime Corp 231,729
TOTAL TAIWAN 83,800,215
THAILAND - 1.5%
7,603,100 AP Thailand PCL 1,788,898
1,882,700 Bangkok Life Assurance PCL 1,006,343
1,671,400 Gunkul Engineering PCL 98,001
931,200 Kiatnakin Phatra Bank PCL 1,435,881
687,700 Pruksa Holding PCL 130,699
6,067,800 Regional Container Lines PCL 4,306,543
751,500 Sri Trang Agro-Industry PCL 348,334
6,908,700 Thai Life Insurance PCL 2,147,017
805,200 Thanachart Capital PCL 1,187,581
1,708,000 Tisco Bank PCL 5,043,457
6,127,800 TPI Polene PCL 181,969
TOTAL THAILAND 17,674,723
TURKEY - 0.4%
2,107,321 (b) Mavi Giyim Sanayi Ve Ticaret AS. 4,167,865
22,437 Yazicilar Holding AS 187,947
TOTAL TURKEY 4,355,812
UNITED ARAB EMIRATES - 0.0%
381,700 Dubai Financial Market PJSC 152,761
TOTAL UNITED ARAB EMIRATES 152,761
UNITED KINGDOM - 9.3%
363,758 Allfunds Group PLC 1,870,553
172,612 British Land Co plc 802,837
621,694 Bytes Technology Group plc 3,562,813
799,481 Chemring Group plc 3,145,973
637,737 Coats Group plc 759,101
72,934 Computacenter plc 2,110,655
1,915,328 (b) ConvaTec Group plc 5,839,723
1,035,552 (a),(b) Deliveroo plc 1,685,866
330,501 Direct Line Insurance Group plc 1,097,412
215,767 GB Group plc 933,142

Quant International Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
465,970 Great Portland Estates plc $ 1,666,826
172,308 Hilton Food Group plc 1,888,618
517,427 Hiscox Ltd 7,012,223
340,219 Hunting plc 1,459,681
539,259 IG Group Holdings plc 6,813,309
462,476 IntegraFin Holdings plc 2,073,481
395,564 Johnson Service Group plc 667,025
475,530 (a),(b) Just Eat Takeaway.com NV 5,742,253
506,031 Lancashire Holdings Ltd 4,072,005
2,151,486 Man Group plc 5,685,915
1,896,385 Mitie Group 2,715,566
144,325 Polar Capital Holdings plc 896,532
1,021,886 Premier Foods plc 2,379,493
784,644 QinetiQ plc 3,602,068
450,286 Redde Northgate plc 1,704,157
905,284 Rightmove plc 7,449,527
1,602,026 Rotork plc 6,909,509
2,545,170 Serco Group plc 4,904,043
3,326,911 Shaftesbury Capital plc 5,099,525
444,073 (b) Spire Healthcare Group plc 1,288,418
625,686 Supermarket Income Reit plc 523,657
726,771 Tate & Lyle plc 5,924,884
904,540 (a),(b) Trustpilot Group plc 3,734,724
586,814 Unite Group plc 6,215,415
98,388 Wickes Group plc 224,708
TOTAL UNITED KINGDOM 112,461,637
UNITED STATES - 1.0%
304,695 (a) Carnival plc 7,639,058
1,185,000 (b),(c) JS Global Lifestyle Co Ltd 279,829
276,248 (a) MDA Ltd 4,383,169
TOTAL UNITED STATES 12,302,056
TOTAL COMMON STOCKS
(Cost $1,136,769,477) 1,193,187,653
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.9%
62,437 iShares Core MSCI Emerging Markets ETF 3,308,537
18,986 iShares MSCI Canada ETF 782,603
110,487 (c) iShares MSCI EAFE Small-Cap ETF 6,912,067
TOTAL INVESTMENT COMPANIES
(Cost $10,690,247) 11,003,207
TOTAL LONG-TERM INVESTMENTS
(Cost $1,147,459,724) 1,204,190,860
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.9%
34,605,174 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (g) 34,605,174
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $34,605,174) 34,605,174
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
$ 1,787,000 (h) Fixed Income Clearing Corporation 4 .340 02/03/25 1,787,000
TOTAL REPURCHASE AGREEMENT 1,787,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,787,000) 1,787,000
TOTAL INVESTMENTS - 102.7%
(Cost $1,183,851,898) 1,240,583,034
OTHER ASSETS & LIABILITIES, NET - (2.7)% (33,179,864)
NET ASSETS - 100.0% $ 1,207,403,170

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $53,223,046 or 4.3% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $57,498,194.
(d) When-issued or delayed delivery security.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $1,787,646 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
2.375% and maturity date 2/15/42, valued at $1,822,857.
Fund Level 1 Level 2 Level 3 Total
Quant International Small Cap Equity
Long-Term Investments
:
Common stocks $282,095,438 $911,085,542 $6,673 $1,193,187,653
Investment companies 11,003,207 — — 11,003,207
Investments purchased with collateral from securities lending 34,605,174 — — 34,605,174
Short-Term Investments
:
Repurchase agreement — 1,787,000 — 1,787,000
Total $327,703,819 $912,872,542 $6,673 $1,240,583,034
1 1 1 1 1

International Responsible Equity
Portfolio of Investments January 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.2%
COMMON STOCKS - 98.2%
AUSTRALIA - 7.5%
523,338 Australia & New Zealand Banking Group Ltd $ 9,882,490
28,193 Australian Stock Exchange Ltd 1,105,432
484,775 Brambles Ltd 5,924,187
12,852 Cochlear Ltd 2,529,551
464,106 Coles Group Ltd 5,594,316
203,583 Commonwealth Bank of Australia 20,090,017
252,706 Computershare Ltd 5,493,335
544,568 Fortescue Metals Group Ltd 6,377,637
340,069 Goodman Group 7,583,591
1,011,699 Insurance Australia Group Ltd 5,737,599
100,504 Mineral Resources Ltd 2,144,100
478,323 QBE Insurance Group Ltd 6,174,075
28,331 (a) REA Group Ltd 4,345,358
69,259 Stockland Trust Group 219,413
473,819 Suncorp-Metway Ltd 6,074,849
2,087,315 Telstra Corp Ltd 5,095,950
814,192 Transurban Group 6,706,560
198,719 Wesfarmers Ltd 9,360,534
69,842 WiseTech Global Ltd 5,287,228
306,183 Woolworths Ltd 5,756,701
TOTAL AUSTRALIA 121,482,923
AUSTRIA - 0.4%
111,693 Erste Bank der Oesterreichischen Sparkassen AG. 6,866,755
TOTAL AUSTRIA 6,866,755
BELGIUM - 0.5%
12,208 Dieteren S.A. 2,047,734
82,430 KBC Groep NV 6,323,020
TOTAL BELGIUM 8,370,754
BURKINA FASO - 0.1%
104,118 Endeavour Mining plc 2,118,213
TOTAL BURKINA FASO 2,118,213
CHILE - 0.3%
225,100 Antofagasta plc 4,773,113
TOTAL CHILE 4,773,113
CHINA - 1.1%
1,774,517 BOC Hong Kong Holdings Ltd 5,768,481
246,908 Prosus NV 9,431,276
1,091,639 Wilmar International Ltd 2,495,554
TOTAL CHINA 17,695,311
DENMARK - 3.4%
15,339 Coloplast A.S. 1,766,555
39,638 DSV AS 7,896,452
16,708 (b) Genmab AS 3,284,073
356,585 Novo Nordisk A.S. 30,104,547
54,661 Novozymes A.S. 3,133,881
92,753 Orsted AS 3,576,605
377,212 Vestas Wind Systems A.S. 5,188,412
TOTAL DENMARK 54,950,525
FINLAND - 1.6%
11,736 Kesko Oyj (B Shares) 225,113
171,555 Metso Outotec Oyj 1,702,807
240,407 Neste Oil Oyj 3,046,265
152,973 Sampo Oyj 6,314,770
254,124 Stora Enso Oyj (R Shares) 2,814,489
212,965 UPM-Kymmene Oyj 6,280,315

SHARES DESCRIPTION VALUE
FINLAND (continued)
287,105 Wartsila Oyj (B Shares) $ 5,423,468
TOTAL FINLAND 25,807,227
FRANCE - 8.6%
19,682 Aeroports de Paris 2,242,801
292,359 AXA S.A. 11,091,268
107,759 Bouygues S.A. 3,425,268
124,386 Bureau Veritas S.A. 3,887,267
308,204 Carrefour S.A. 4,391,101
197,961 Cie Generale des Etablissements Michelin S.C.A 6,884,491
125,195 Danone 8,769,276
190,232 Dassault Systemes SE 7,427,004
41,956 Eiffage S.A. 3,748,218
46,176 Essilor International S.A. 12,673,403
23,778 Eurazeo 1,962,949
29,340 Fonciere Des Regions 1,559,222
26,141 Gecina S.A. 2,552,028
4,993 Hermes International 14,043,607
25,812 Kering 6,757,279
68,489 Legrand S.A. 6,982,647
32,702 L'Oreal S.A. 12,133,495
518,555 Orange S. A. 5,576,802
63,454 Publicis Groupe S.A. 6,748,454
127,677 Rexel S.A. 3,380,107
233,258 Societe Generale 7,550,570
67,253 Unibail-Rodamco-Westfield 5,630,863
TOTAL FRANCE 139,418,120
GERMANY - 8.2%
33,749 Adidas-Salomon AG. 8,898,257
51,273 Allianz AG. 16,718,401
91,489 Bayerische Motoren Werke AG. 7,429,785
35,619 CTS Eventim AG. 3,473,257
36,796 Deutsche Boerse AG. 9,090,002
145,642 Evonik Industries AG. 2,734,846
50,913 GEA Group AG. 2,687,041
59,052 Henkel KGaA 4,561,607
66,976 Henkel KGaA (Preference) 5,851,684
41,206 Knorr-Bremse AG. 3,256,904
33,911 LEG Immobilien SE 2,794,539
41,490 Merck KGaA 6,263,018
117,313 SAP AG. 32,328,428
14,960 Sartorius AG. 4,317,030
94,591 Siemens AG. 20,278,046
48,312 (b),(c) Zalando SE 1,800,488
TOTAL GERMANY 132,483,333
HONG KONG - 1.6%
1,648,515 AIA Group Ltd 11,589,298
213,685 Hong Kong Exchanges and Clearing Ltd 8,363,557
884,502 (a) MTR Corp 2,772,850
1,388,000 Sino Land Co 1,331,132
232,257 Swire Pacific Ltd (Class A) 2,017,081
TOTAL HONG KONG 26,073,918
IRELAND - 0.7%
59,791 Kerry Group plc (Class A) 6,140,034
74,003 Kingspan Group plc 5,133,713
TOTAL IRELAND 11,273,747
ISRAEL - 0.4%
498,829 Bank Hapoalim Ltd 6,399,322
TOTAL ISRAEL 6,399,322
ITALY - 1.7%
242,125 Assicurazioni Generali S.p.A. 7,666,525
123,439 Coca-Cola HBC AG. 4,285,105
2,527,131 Intesa Sanpaolo S.p.A. 10,938,259

International Responsible Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ITALY (continued)
85,353 Moncler S.p.A $ 5,403,089
TOTAL ITALY 28,292,978
JAPAN - 22.8%
152,300 Advantest Corp 8,420,238
109,900 (a) Aeon Co Ltd 2,662,573
148,500 Ajinomoto Co, Inc 5,952,971
234,500 Asahi Kasei Corp 1,592,639
57,900 Asics Corp 1,290,598
428,800 Astellas Pharma, Inc 4,156,796
181,364 Bridgestone Corp 6,505,689
83,600 Brother Industries Ltd 1,473,028
100,054 Dai Nippon Printing Co Ltd 1,478,737
128,000 Daifuku Co Ltd 2,627,117
325,100 Daiichi Sankyo Co Ltd 9,063,919
56,925 Daikin Industries Ltd 6,686,477
195,819 Daiwa House Industry Co Ltd 6,169,032
761,421 Daiwa Securities Group, Inc 5,512,047
22,700 Don Quijote Co Ltd 631,998
310,983 East Japan Railway Co 5,536,533
58,748 Eisai Co Ltd 1,740,241
258,607 Fanuc Ltd 7,704,375
29,564 Fast Retailing Co Ltd 9,737,114
314,300 FUJIFILM Holdings Corp 6,924,374
402,420 Fujitsu Ltd 7,782,705
87,916 Hankyu Hanshin Holdings, Inc 2,236,987
61,153 (a) Hitachi Construction Machinery Co Ltd 1,464,290
933,700 Honda Motor Co Ltd 8,837,606
66,500 (b) Hoya Corp 8,930,009
321,500 Isuzu Motors Ltd 4,322,366
278,028 KDDI Corp 9,262,778
216,400 Kikkoman Corp 2,264,894
246,183 Komatsu Ltd 7,425,678
464,691 Kubota Corp 5,828,771
438,084 Mitsubishi Electric Corp 7,180,619
383,063 Mitsubishi Estate Co Ltd 5,566,286
34,306 Mitsui Chemicals, Inc 752,312
793,983 Mitsui Fudosan Co Ltd 7,166,323
404,800 Mizuho Financial Group, Inc 11,146,495
74,801 NEC Corp 7,418,675
322,100 Nidec Corp 5,563,161
249,694 Nippon Paint Co Ltd 1,573,396
342,100 Nitto Denko Corp 6,068,576
1,026,800 (b) Nomura Holdings, Inc 6,675,621
110,400 Nomura Research Institute Ltd 3,730,109
72,585 Obayashi Corp 974,825
269,353 Oriental Land Co Ltd 6,053,459
311,507 ORIX Corp 6,579,907
669,158 Panasonic Corp 6,827,899
370,900 (b) Rakuten, Inc 2,328,939
196,578 Recruit Holdings Co Ltd 13,719,605
497,100 (b) Renesas Electronics Corp 6,658,391
301,600 Ricoh Co Ltd 3,458,845
64,600 Secom Co Ltd 2,173,863
108,700 Seiko Epson Corp 1,964,348
18,324 Sekisui Chemical Co Ltd 303,676
42,363 (a) Sekisui House Ltd 973,628
33,600 SG Holdings Co Ltd 316,661
301,966 Shin-Etsu Chemical Co Ltd 9,361,614
6,075,390 SoftBank Corp 7,814,547
164,600 Softbank Group Corp 10,062,272
250,878 Sompo Holdings, Inc 6,995,997
809,740 Sony Corp 17,870,430

SHARES DESCRIPTION VALUE
JAPAN (continued)
141,132 Sumitomo Metal Mining Co Ltd $ 3,222,901
279,500 T&D Holdings, Inc 5,317,439
298,669 Tokio Marine Holdings, Inc 9,851,102
70,600 Tokyo Electron Ltd 11,909,081
15,100 Tokyu Corp 172,326
788,040 Toray Industries, Inc 5,468,188
24 Toto Ltd 587
128,518 West Japan Railway Co 2,364,147
527,300 Yamaha Motor Co Ltd 4,411,186
46,386 (a) Yaskawa Electric Corp 1,346,737
81,698 Yokogawa Electric Corp 1,793,362
1,221,400 Z Holdings Corp 3,567,621
TOTAL JAPAN 370,927,736
NETHERLANDS - 2.2%
770,735 Aegon NV 5,031,739
31,905 Akzo Nobel NV 1,812,141
214,868 Koninklijke Ahold Delhaize NV 7,614,406
437,512 Koninklijke KPN NV 1,583,147
122,786 NN Group NV 5,635,416
22,282 Randstad Holdings NV 961,914
228,752 Universal Music Group NV 6,380,403
37,376 Wolters Kluwer NV 6,789,799
TOTAL NETHERLANDS 35,808,965
NEW ZEALAND - 0.6%
769,800 Auckland International Airport Ltd 3,752,203
204,889 Mercury NZ Ltd 728,443
335,409 Meridian Energy Ltd 1,116,404
35,478 (b) Xero Ltd 3,993,228
TOTAL NEW ZEALAND 9,590,278
NORWAY - 1.4%
296,873 DNB Bank ASA 6,305,784
113,650 Gjensidige Forsikring ASA 2,331,498
264,463 Mowi ASA 5,310,896
398,344 Orkla ASA 3,699,036
351,490 Telenor ASA 4,297,863
TOTAL NORWAY 21,945,077
PORTUGAL - 0.3%
1,615,275 Energias de Portugal S.A. 5,078,705
TOTAL PORTUGAL 5,078,705
SINGAPORE - 1.2%
1,330,519 Capitaland Investment Ltd 2,395,299
1,075,064 (b) Grab Holdings Ltd 4,923,793
827,619 Keppel Corp Ltd 4,111,354
680,905 Oversea-Chinese Banking Corp 8,684,791
TOTAL SINGAPORE 20,115,237
SPAIN - 3.3%
100,797 ACS Actividades de Construccion y Servicios S.A. 5,131,999
105,022 Amadeus IT Holding S.A. 7,685,252
1,009,316 Banco Bilbao Vizcaya Argentaria S.A. 11,491,019
169,861 (c) Cellnex Telecom S.A. 5,689,189
15,166 (b) Iberdrola S.A. 214,601
879,629 Iberdrola S.A. 12,430,531
185,467 Industria de Diseno Textil S.A. 10,067,265
83,332 Redeia Corp S.A. 1,401,737
TOTAL SPAIN 54,111,593
SWEDEN - 3.3%
54,729 Alfa Laval AB 2,439,633
237,548 Assa Abloy AB 7,277,593
535,721 Atlas Copco AB 8,949,625
463,135 Atlas Copco AB 6,885,242
156,127 Boliden AB 4,689,319

International Responsible Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SWEDEN (continued)
67,463 Epiroc AB $ 1,285,602
42,058 Epiroc AB 702,133
153,212 Essity AB 3,880,211
22,793 (a) Hennes & Mauritz AB (B Shares) 303,667
341,899 Sandvik AB 7,054,402
30,955 Svenska Cellulosa AB (B Shares) 426,323
558,969 Svenska Handelsbanken AB 6,184,250
61,666 Tele2 AB (B Shares) 686,024
1,027,227 (a) TeliaSonera AB 3,023,000
TOTAL SWEDEN 53,787,024
SWITZERLAND - 5.9%
229,328 ABB Ltd 12,487,456
1,305 Barry Callebaut AG. 1,434,552
52,826 DSM-Firmenich AG. 5,392,971
4,565 Geberit AG. 2,546,213
1,796 Givaudan S.A. 7,862,368
18,222 Kuehne & Nagel International AG. 4,140,636
14,162 Lonza Group AG. 8,980,013
30,719 SGS S.A. 2,983,996
64,052 SIG Group AG. 1,396,876
29,496 Sika AG. 7,490,918
8,060 Swiss Life Holding 6,580,507
9,119 Swisscom AG. 5,131,617
446,813 UBS Group AG 15,754,416
3,865 (c) VAT Group AG. 1,484,777
21,064 Zurich Insurance Group AG 12,764,037
TOTAL SWITZERLAND 96,431,353
TAIWAN - 2.0%
44,134 ASML Holding NV 32,648,704
TOTAL TAIWAN 32,648,704
UNITED KINGDOM - 12.5%
188,026 3i Group plc 9,033,391
110,178 Ashtead Group plc 7,180,509
166,549 Associated British Foods plc 3,907,997
965,062 Aviva plc 6,117,091
250,567 Barratt Developments plc 1,403,604
8,828 Berkeley Group Holdings plc 422,374
2,953,219 (a) BT Group plc 5,175,963
90,630 Bunzl plc 3,857,817
75,982 (b) Coca-Cola Europacific Partners plc 5,968,386
292,203 Compass Group plc 10,067,670
31,651 Croda International plc 1,303,677
56,441 DCC plc 3,891,724
2,193,866 HSBC Holdings plc 22,912,993
563,600 Informa plc 6,013,841
955,767 J Sainsbury plc 3,001,821
741,716 Kingfisher plc 2,253,352
2,113,704 Legal & General Group plc 6,311,806
76,021 London Stock Exchange Group plc 11,312,530
559,906 Marks & Spencer Group plc 2,319,468
831,655 National Grid plc 10,089,012
335,911 Pearson plc 5,573,022
136,283 Reckitt Benckiser Group plc 9,012,223
271,536 RELX plc 13,483,507
458,030 Schroders plc 2,000,218
237,334 Segro plc 2,098,405
552,944 Standard Chartered plc 7,436,828
814,139 Taylor Wimpey plc 1,205,737
1,588,253 Tesco plc 7,309,758
308,322 Unilever plc 17,659,765
7,196,274 Vodafone Group plc 6,130,829
101,968 Whitbread plc 3,536,921

SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
539,874 WPP plc $ 5,132,121
TOTAL UNITED KINGDOM 203,124,360
UNITED STATES - 6.6%
96,588 Alcon, Inc 8,814,025
52,031 CSL Ltd 8,982,776
650,372 GSK plc 11,329,205
71,177 (b) James Hardie Industries plc 2,392,335
296,031 Nestle S.A. 25,145,058
231,491 Novartis AG. 24,231,728
68,800 Schneider Electric S.A. 17,449,376
58,177 Swiss Re AG. 8,881,725
TOTAL UNITED STATES 107,226,228
TOTAL COMMON STOCKS
(Cost $1,334,806,656) 1,596,801,499
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
SPAIN - 0.0%
100,797 ACS Actividades de Construccion y Servicios S.A. 02/14/25 49,774
TOTAL SPAIN 49,774
TOTAL RIGHTS/WARRANTS
(Cost $47,595) 49,774
TOTAL LONG-TERM INVESTMENTS
(Cost $1,334,854,251) 1,596,851,273
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
9,968,383 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (e) 9,968,383
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $9,968,383) 9,968,383
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.5%
REPURCHASE AGREEMENT - 0.6%
$ 9,489,000 (f) Fixed Income Clearing Corporation 4 .340 02/03/25 9,489,000
TOTAL REPURCHASE AGREEMENT 9,489,000
TREASURY DEBT - 0.9%
5,000,000 United States Treasury Bill 0 .000 02/04/25 4,999,415
5,000,000 United States Treasury Bill 0 .000 02/20/25 4,989,968
5,000,000 United States Treasury Bill- When Issued 0 .000 02/25/25 4,987,019
TOTAL TREASURY DEBT 14,976,402
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,461,805) 24,465,402
TOTAL INVESTMENTS - 100.3%
(Cost $1,369,284,439) 1,631,285,058
OTHER ASSETS & LIABILITIES, NET - (0.3)% (4,673,096)
NET ASSETS - 100.0% $ 1,626,611,963
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,769,449.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $8,974,454 or 0.6% of Total Investments.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $9,492,432 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $9,678,846.

International Responsible Equity

Portfolio of Investments January 31, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 196 03/21/25  $ 22,441,458 $ 23,230,900 $ 789,442
Fund Level 1 Level 2 Level 3 Total
International Responsible Equity
Long-Term Investments
:
Common stocks $52,738,525 $1,544,062,974 $— $1,596,801,499
Rights/Warrants 49,774 — — 49,774
Investments purchased with collateral from securities lending 9,968,383 — — 9,968,383
Short-Term Investments
:
Repurchase agreement — 9,489,000 — 9,489,000
Treasury debt — 14,976,402 — 14,976,402
Investments in Derivatives
:
Futures contracts* 789,442 — — 789,442
Total $63,546,124 $1,568,528,376 $— $1,632,074,500
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).